1933 Act No. 333-36019
                                                        1940 Act No. 811-08365


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                     [ ]
    Pre-Effective Amendment No.                                             [ ]
    Post-Effective Amendment No. 22                                         [X]

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940             [ ]
     Amendment No. 23                                                       [X]


                       EVERGREEN SELECT FIXED INCOME TRUST
                 (Exact Name of Registrant as Specified in Charter)


             200 Berkeley Street, Boston, Massachusetts 02116-5034
                    (Address of Principal Executive Offices)

                                 (617) 210-3200
                         (Registrant's Telephone Number)

                          The Corporation Trust Company
                               1209 Orange Street
                           Wilmington, Delaware 19801
                     (Name and Address of Agent for Service)


It is proposed that this filing will become effective:
[X]  immediately upon filing pursuant to paragraph (b)
[ ]  on [date] pursuant to paragraph (b)
[ ]  60 days after filing pursuant to paragraph (a)(i)
[ ]  on (date) pursuant to paragraph (a)(i)
[ ]  75 days after filing pursuant to paragraph (a)(ii)
[ ]  on (date) pursuant to paragraph (a)(ii) of Rule 485

If appropriate, check the following box:
[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment
[ ]  60 days after filing pursuant to paragraph (a)(i)
[ ]  on (date) pursuant to paragraph (a)(i)

                       EVERGREEN SELECT FIXED INCOME TRUST

                   CONTENTS OF POST-EFFECTIVE AMENDMENT NO. 22 TO
                         REGISTRATION STATEMENT ON FORM N-1A

    This Post-Effective Amendment No. 22 to Registrant's Registration Statement No.333-36019/811-08365 consists of the following pages, items of information and documents, together with the exhibits indicated in Part C as being filed herewith:

                                  Facing Sheet

                                     PART A
                                     ------
                          NATIONAL MUNICIPAL BOND FUNDS

          Prospectus for Classes A, B and C for Evergreen Intermediate Municipal Bond Fund, as supplemented from time to time, is contained herein.

     Prospectus for Class I for Evergreen Intermediate Municipal Bond Fund,
                       as supplemented from time to time,
     contained in Post-Effective Amendment No. 19 to Registration Statement 333-36019/811-08365 filed on September 23, 2002 is incorporated by reference.

   Prospectus for Class IS for Evergreen Intermediate Municipal Bond Fund, as supplemented from time to time, contained in Post-Effective Amendment No. 19 to Registration Statement 333-36019/811-08365 filed on September 23, 2002 is incorporated by reference.

                         GLOBAL AND INTERNATIONAL FUNDS

    Prospectuses for Classes I and IS shares of Evergreen International Bond
      Fund, as supplemented from time to time, contained in Post-Effective Amendment No. 21 to Registration Statement 333-36019/811-08365 filed on
                February 6, 2003 are incorporated by reference.

                     SHORT AND INTERMEDIATE TERM BOND FUNDS

    Prospectus for Classes A, B, C and I for Evergreen Adjustable Rate Fund, Evergreen Limited Duration Fund and Evergreen Short Intermediate Bond Fund,
as supplemented from time to time, contained in Post-Effective Amendment No. 20 to Registration Statement 333-36019/811-08365 filed on October 25, 2002 is incorporated by reference.

  Prospectus for Class IS for Evergreen Adjustable Rate Fund, Evergreen Limited Duration Fund and Evergreen Short Intermediate Bond Fund, as supplemented from time to time, contained in Post-Effective Amendment No. 20 to Registration Statement 333-36019/811-08365 filed on October 25, 2002 is incorporated by reference.

                     INTERMEDIATE AND LONG TERM BOND FUNDS

       Prospectus for Classes A, B, C and I for Evergreen Core Bond Fund, Evergreen Fixed Income Fund II and Evergreen Select High Yield Bond Fund, as supplemented from time to time, contained in Post-Effective Amendment
 No. 18 to Registration Statement 333-36019/811-08365 filed on August 26, 2002 is incorporated by reference.

              Prospectus for Class IS for Evergreen Core Bond Fund,
   Evergreen Fixed Income Fund II, and Evergreen Select High Yield Bond Fund, as supplemented from time to time, contained in Post-Effective Amendment No. 18 to Registration Statement 333-36019/811-08365 filed on August 26, 2002 is incorporated by reference.

                                     PART B
                                     ------
                          NATIONAL MUNICIPAL BOND FUNDS

  Statement of Additional Information for Evergreen Intermediate Municipal Bond
      Fund, as supplemented from time to time, contained in Post-Effective Amendment No. 19 to Registration Statement 333-36019/811-08365 filed on
                September 23, 2002 is incorporated by reference.

                         GLOBAL AND INTERNATIONAL FUNDS

    Statement of Additional Information for Evergreen International Bond Fund, as supplemented from time to time, contained in Post-Effective Amendment
No. 21 to Registration Statement 333-36019/811-08365 filed on February 26, 2003 is incorporated by reference.

                     SHORT AND INTERMEDIATE TERM BOND FUNDS

     Statement of Additional Information for Evergreen Adjustable Rate Fund, Evergreen Limited Duration Fund and Evergreen Short Intermediate Bond Fund,
         as supplemented from time to time, contained in Post-Effective Amendment No. 20 to Registration Statement 333-36019/811-08365
            filed on October 25, 2002 is incorporated by reference.

                     INTERMEDIATE AND LONG TERM BOND FUNDS

  Statement of Additional Information for Evergreen Core Bond Fund, Evergreen
       Fixed Income Fund II and Evergreen Select High Yield Bond Fund, as supplemented from time to time, contained in Post-Effective Amendment No. 18 to Registration Statement No. 333-36019/811-08365 filed on
                 August 26, 2002 is incorporated by reference.

                                     PART C
                                     ------

                                    Exhibits
                                 Idemnification
              Business and Other Connections of Investment Advisors
                             Principal Underwriter
                        Location of Accounts and Records
                                  Undertakings
                                   Signatures

                       EVERGREEN SELECT FIXED INCOME TRUST

                                     PART A

                                   PROSPECTUS
                          NATIONAL MUNICIPAL BOND FUNDS

Prospectus, April 1, 2003

Evergreen National Municipal Bond Funds

Evergreen Intermediate Municipal Bond Fund


Class A
Class B
Class C

The Securities and Exchange Commission has not determined that the information in this prospectus is accurate or complete, nor has it approved or disapproved these securities. Anyone who tells you otherwise is committing a crime.

                                TABLE OF CONTENTS
FUND RISK/RETURN SUMMARY:

Overview of Fund Risks
Evergreen Intermediate Municipal Bond Fund

GENERAL INFORMATION:

The Fund's Investment Advisor
The Fund's Portfolio Manager
Calculating the Share Price
How to Choose an Evergreen Fund
How to Choose the Share Class That Best Suits You
How to Buy Shares
How to Redeem Shares
Other Services
The Tax Consequences of Investing in the Fund
Fees and Expenses of the Fund
Other Fund Practices

     In general, the Fund seeks to invest in securities that generate the highest possible current income, exempt from regular federal income tax, consistent with the Fund's maturity and preservation of capital.

Fund Summaries Key

     The Fund's summary is organized around the following basic topics and questions:

INVESTMENT GOAL

     What is the Fund's financial objective? You can find clarification on how the Fund seeks to achieve its objective by looking at the Fund's strategy and investment policies. The Fund's Board of Trustees can change the investment objective without a shareholder vote.

INVESTMENT STRATEGY

     How does the Fund go about trying to meet its goals? What types of investments does it contain? What style of investing and investment philosophy does it follow? Does it have limits on the amount invested in any particular type of security?

RISK FACTORS

     What are the specific risks for an investor in the Fund?

PERFORMANCE

     How well has the Fund performed in the past year? The past five years? The past ten years?

EXPENSES

     How much does it cost to invest in the Fund? What is the difference between sales charges and expenses?

                             Overview of Fund Risks

Intermediate Municipal Bond Fund

     typically relies on a combination of the following strategies:

o primarily investing its assets in investment grade municipal securities the interest from which is exempt from federal income tax other than the alternative minimum tax;
o        investing up to 20% of its assets in below investment grade bonds; and
o selling a portfolio investment: i) when the issuer's investment fundamentals begin to deteriorate; ii) to take advantage of more attractive yield opportunities; iii) when the investment no longer appears to meet the Fund's investment objective; iv) when the Fund must meet redemptions; or v) for other investment reasons which a portfolio manager deems necessary.

     may be appropriate for investors who:

o seek high current income consistent with preservation of capital and/or low volatility; and
o        seek current income which is exempt from regular federal income tax.

     Following this overview, you will find information on the Fund's specific investment strategies and risks.

     The Fund may temporarily invest up to 100% of its assets in high quality money market instruments in order to protect the value of the Fund in response to adverse economic, political or market conditions. This strategy is inconsistent with the Fund's principal investment strategies and investment goals and, if employed, could result in a lower return and potential loss of market opportunity.

Risk Factors For All Mutual Funds

     Please remember that an investment in a mutual fund is:
o        not guaranteed to achieve its investment goal;
o        not a deposit with a bank;
o not insured, endorsed or guaranteed by the FDIC or any government agency; and
o subject to investment risks, including possible loss of your original investment.

     Like  most   investments,   your  investment  in  a  Fund  could  fluctuate
significantly in value over time and could result in a loss of money.

     The following are some of the most important factors that may affect the value of your investment. Other factors may be described in the discussion following this overview:

Interest Rate Risk

     When interest rates go up, the value of debt securities tends to fall. Since the Fund invests a significant portion of its portfolio in debt securities, if interest rates rise, then the value of your investment may decline. If interest rates go down, interest earned by a Fund on its debt investments may also decline, which could cause a Fund to reduce the dividends it pays. The longer the term of a debt security held by a Fund, the more a Fund is subject to interest rate risk.

Credit Risk

     The value of a debt security is directly affected by the issuer's ability to repay principal and pay interest on time. If a Fund invests in debt securities, then the value of your investment may decline if an issuer fails to pay an obligation on a timely basis. If the credit quality of a Fund's investments deteriorates or is perceived to deteriorate, the principal value of those investments could drop and the value of the Fund's shares could drop.

Below Investment Grade Bond Risk

     Below investment grade bonds are commonly referred to as "high yield" or "junk" bonds because they are usually backed by issuers of less proven or questionable financial strength. Such issuers are more vulnerable to financial setbacks and less certain to pay interest and principal than issuers of bonds offering lower yields and risk. Markets may react to unfavorable news about issuers of below investment grade bonds, causing sudden and steep declines in value and resulting in a decreased liquidity of such bonds.

Intermediate Municipal Bond Fund

FUND FACTS:
Goals:
High Current Income Exempt from Federal Income Tax
Preservation of Capital

Principal Investment:
Investment Grade Municipal Securities

Classes of Shares
Offered in this
Prospectus:
Class A
Class B
Class C

Investment Advisor:
Evergreen
Investment
Management
Company, LLC

Portfolio Manager:
Richard K. Marrone

Dividend Payment Schedule:
Monthly

INVESTMENT GOAL

     The Fund seeks the highest possible current income, exempt from regular federal income taxes, consistent with the Fund's maturity and preservation of capital.

INVESTMENT STRATEGY

     The following supplements the investment strategies discussed in the "Overview of Fund Risks" on page 1.

     The Fund normally invests at least 80% of its assets in investment grade municipal securities the interest from which is exempt from federal income tax, other than the alternative minimum tax. Up to 20% of the Fund's assets may be invested in taxable obligations. The Fund may invest up to 100% of its assets in municipal bonds that are subject to federal alternative minimum tax. The Fund may also invest up to 20% of its assets in below investment grade bonds (but will not invest in bonds rated below B by nationally recognized statistical ratings organizations). The Fund will maintain a dollar-weighted effective maturity of three to ten years.

RISK FACTORS

     Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 1 under the headings: o Interest Rate Risk o Credit Risk o Below Investment Grade Bond Risk

     For further information regarding the Fund's investment strategy and risk factors, see "Other Fund Practices."

PERFORMANCE

     The following tables show how the Fund has performed in the past. Past performance (both before and after taxes) is not an indication of future results.

     The table below shows the percentage gain or loss for the Class I shares of the Fund in each of the last ten calendar years. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year-to-year. This table includes the effects of Fund expenses.

Year-by-Year Total Return for Class I Shares (%) 1

==============================================================================================================================
1993         1994           1995          1996       1997        1998       1999           2000        2001       2002
==============================================================================================================================
9.24         - 2.74         11.85         3.87       8.51        5.86       - 4.20         7.55        3.46       6.08
==============================================================================================================================

================================================================================
Best Quarter:              1st Quarter 1995          + 4.62 %1
================================================================================
Worst Quarter:             1st Quarter 1994          - 2.68 %1
================================================================================

     The next table lists the Fund's average annual total return for Class I over the past one, five and ten years and since inception. The after-tax returns shown are for Class I, the Fund's oldest class; after-tax returns for other classes will vary. This table is intended to provide you with some indication of the risks of investing in the Fund by comparing its performance with the Lehman Brothers Municipal Bond 7-Year Index (LBMB7YI). LBMB7YI is an unmanaged broad market performance index for tax-exempt bonds with a remaining maturity of one to seven years. An index does not include transactions costs associated with buying and selling securities, any mutual fund expenses or any taxes. It is not possible to invest directly in an index.

Average Annual Total Return
(for the period ended 12/31/2002) 1

==============================================================================================================================
               Inception Date of Class         1 year       5 year       10 year      Performance Since 11/24/1997
==============================================================================================================================
Class I        11/24/1997                      6.08 %       3.66 %       4.84 %       6.40 %
==============================================================================================================================
Class I        11/24/1997                      6.07 %       3.59 %       N/A          N/A
==============================================================================================================================
(after taxes on distributions) 2
==============================================================================================================================
Class I        11/24/1997                      5.71 %       3.86 %       N/A          N/A
==============================================================================================================================
(after taxes on distributions and sale of Fund shares) 2
==============================================================================================================================
LBMB7YI                                        10.35 %      6.07 %       6.34 %       6.22 %
==============================================================================================================================

1. Since Classes A, B and C have no previous operating history, the performance shown is for Class I which is not offered in this prospectus. The performance of each class would differ only to the extent that the classes do not have the same expenses or sales charges. The historical returns shown above do not include the effects of either 12b-1 fees or sales charges, as Class I does not pay a 12b-1 fee and does not have a sales charge. The 12b-1 fees are 0.30% for Class A and 1.00% for Classes B and C. The maximum front-end sales charge for Class A is 4.75% and 1.00% for Class C and the maximum deferred sales charge is 5.00% for Class B and 1.00% for Class C. If Classes A, B and C had been in existence for the periods presented above, their returns would have been lower. Historical performance shown for Class I prior to its inception is based on the fund's predecessor common trust fund's (CTF) performance, adjusted for estimated mutual fund expenses. The CTF was not registered under the Investment Company Act of 1940 and was not subject to certain investment restrictions. If the CTF had been registered, its performance might have been adversely affected.

2. The after-tax returns shown are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns on distributions and the sale of Fund shares assumes a complete sale of Fund shares at the end of the measurement period, resulting in capital gains taxes or a tax benefit from any resulting capital losses. Actual after-tax returns will depend on your individual tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs. Due to the different tax treatment of CTFs, after-tax returns prior to 11/24/1997 cannot be calculated.

EXPENSES

     This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are estimated based on the Fund's fiscal period ending 5/31/2003.

Shareholder Fees (fees paid directly from your investment)
==============================================================================================================================
Shareholder Transaction Expenses                                                Class A   Class B  Class C
==============================================================================================================================
Maximum sales charge imposed on purchases (as a % of offering price)            4.75 %    None     1.00 %
==============================================================================================================================
Maximum deferred sales charge (as a % of either the redemption amount           None 3    5.00 %   1.00 %
or initial investment, whichever is lower)
==============================================================================================================================

3. Investments of $1 million or more are not subject to a front-end sales charge, but will be subject to a contingent deferred sales charge of 1.00% upon redemption within one year after the month of purchase.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

==============================================================================================================================
              Management Fees          12b-1 Fees       Other Expenses          Total Fund Operating Expenses
==============================================================================================================================
Class A       0.52 %                   0.30 %           0.14 %                  0.96 %4
==============================================================================================================================
Class B       0.52 %                   1.00 %           0.14 %                  1.66 %
==============================================================================================================================
Class C       0.52 %                   1.00 %           0.14 %                  1.66 %
==============================================================================================================================

4. Restated to reflect current fees.

     The table below shows the total fees and expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration purposes only. The example assumes a 5% average annual return, reinvestment of all dividends and distributions, and that the Fund's operating expenses are the same as described in the table above. Your actual costs may be higher or lower.

Example of Fund Expenses

==============================================================================================================================
                  Assuming Redemption At End of Period                              Assuming No Redemption
==============================================================================================================================
After:            Class A               Class B               Class C               Class B              Class C
==============================================================================================================================
1 year            $ 568                 $ 669                 $ 367                 $ 169                $ 267
==============================================================================================================================
3 years           $ 766                 $ 823                 $ 618                 $ 523                $ 618
==============================================================================================================================
5 years           $ 981                 $ 1,102               $ 993                 $ 902                $ 993
==============================================================================================================================
10 years          $ 1,597               $ 1,779               $ 2,046               $ 1,779              $ 2,046
==============================================================================================================================

THE FUND'S INVESTMENT ADVISOR

     An investment advisor manages a Fund's investments and supervises its daily business affairs. The investment advisor for the Evergreen funds is a subsidiary of Wachovia Corporation (Wachovia), the fifth largest bank holding company in the United States, with over $341 billion in consolidated assets as of 12/31/2002. Wachovia is located at 301 South College Street, Charlotte, North Carolina 28288-0013.

     Evergreen Investment Management Company, LLC (EIMC) is the investment advisor to the Fund. EIMC has been managing mutual funds and private accounts since 1932 and managed over $113 billion in assets for the Evergreen funds as of 12/31/2002. EIMC is located at 200 Berkeley Street, Boston, Massachusetts 02116-5034.

     For the fiscal year ended 5/31/2002, the aggregate advisory fee paid to EIMC by the Fund was 0.48% of the Fund's average daily net assets.

THE FUND'S PORTFOLIO MANAGER

Intermediate Municipal Bond Fund

     Richard K. Marrone has managed the Fund since November 1997. Mr. Marrone has been a Vice President and Senior Fixed Income portfolio manager since April 1993 when he became affiliated with EIMC or one of its predecessors.

CALCULATING THE SHARE PRICE

     The value of one share of a Fund, also known as the net asset value, or NAV, is calculated at 4 p.m. Eastern time on each day the New York Stock Exchange is open or as of the time the Exchange closes, if earlier. The Fund calculates its share price for each share by adding up its total assets, subtracting all liabilities, then dividing the result by the total number of shares outstanding. The NAV of each class of shares is calculated separately. Each security held by a Fund is valued using the most recent market data for that security. If no market data is available for a given security, the Fund will price that security at a fair value according to policies established by the Fund's Board of Trustees. Short-term securities with maturities of 60 days or less will be valued on the basis of amortized cost.

     The price per share you pay for a Fund purchase or the amount you receive for a Fund redemption is based on the next price calculated after the order is received and all required information is provided. The value of your account at any given time is the latest share price multiplied by the number of shares you own. Your account balance may change daily because the share price may change daily.

HOW TO CHOOSE AN EVERGREEN FUND

When choosing an Evergreen fund, you should:
o Most importantly, read the prospectus to see if the Fund is suitable for you.
o Consider talking to an investment professional. He or she is qualified to give you investment advice based on your investment goals and financial situation and will be able to answer questions you may have after reading the Fund's prospectus. He or she can also assist you through all phases of opening your account.
o Request any additional information you want about the Fund, such as the Statement of Additional Information (SAI), Annual Report or Semi-annual Report by calling 1.800.343.2898. In addition, any of these documents, with the exception of the SAI, may be downloaded off our website at EvergreenInvestments.com.

HOW TO CHOOSE THE SHARE CLASS THAT BEST SUITS YOU

     After choosing a Fund, you select a share class. The Fund offers five different share classes. Only Class A, Class B and Class C are offered in this prospectus. Each class has its own sales charge. For additional information regarding these fees, see "Service Fees and Commissions Paid to Investment
Firms" in part two of the SAI. Pay particularly close attention to the fee structure of each class so you know how much you will be paying before you invest.

Class A

If you select Class A shares, you may pay a front-end sales charge of up to 4.75%, but you do not pay a deferred sales charge. In addition, Class A shares are subject to an expense known as 12b-1 fees.

The front-end sales charge is deducted from your investment before it is invested. The actual charge depends on the amount invested, as shown below:

==============================================================================================================================
Your investment     Sales Charge as a % of          Sales Charge as a % of your net     Dealer Commission as a % of Offering
                    Offering Price                  investment                          Price
==============================================================================================================================
Up to $49,999       4.75 %                          4.99 %                              4.25 %
==============================================================================================================================
$50,000-$99,999     4.50 %                          4.71 %                              4.25 %
==============================================================================================================================
$100,000-$249,999   3.75 %                          3.90 %                              3.25 %
==============================================================================================================================
$250,000-$499,999   2.50 %                          2.56 %                              2.00 %
==============================================================================================================================
$500,000-$999,999   2.00 %                          2.04 %                              1.75 %
==============================================================================================================================
$1,000,000-$2,999,990.00 %                          0.00 %                              1.00% of the first $2,999,999, plus,
==============================================================================================================================
$3,000,000-$4,999,990.00 %                          0.00 %                              0.50% of the next $2,000,000, plus
==============================================================================================================================
$5,000,000 or       0.00 %                          0.00 %                              0.25% of amounts equal to or over
greater                                                                                 $5,000,000
==============================================================================================================================

     Although no front-end sales charge applies to purchases of $1 million and over, you will pay a 1.00% deferred sales charge if you redeem any such shares within one year after the month of purchase.

     Class A shares are offered at NAV to corporate or certain other qualified retirement plans, or non-qualified deferred compensation plans of Title I ERISA tax-sheltered annuities or TSA plans sponsored by an organization having 100 or more eligible employees (certain plans may require a greater number of eligible employees). Such purchases are subject to a dealer commission of 1.00% of the amount of purchase (subject to recapture upon early redemption) if redeemed within 12 months after the month of purchase. Three ways you can reduce your

Class A sales charges:
     Rights of Accumulation. You may add the value of all of your existing
         Evergreen funds investments in all share classes, excluding Evergreen money market funds, to determine the front-end sales charge to be applied to your current Class A purchase.
     Letter of Intent. You may reduce the front-end sales charge on a current purchase if you agree to invest at least $50,000 in Class A shares of an Evergreen fund over a 13-month period. You will pay the same sales charge as if you had invested the full amount all at one time. The Fund will hold a certain portion of your investment in escrow until your commitment is met.
     Combined Purchases. You may reduce your front-end sales charge if you purchase Class A shares in multiple Evergreen funds, excluding Evergreen money market funds, at the same time. The combined dollar amount invested will determine the front-end sales charge applied to all of your current purchases. For example, if you invested $75,000 in each of two different Evergreen funds, you would pay a sales charge based on a $150,000 purchase (i.e., 3.75% of the offering price, rather than 4.50%).

     Contact your investment professional or a service representative at Evergreen Service Company, LLC at 1.800.343.2898 if you think you may qualify for any of these services. For more information on these services see "Sales Charge Waivers and Reductions" in the SAI.

     The Fund may also sell Class A shares at NAV without a front-end or deferred sales charge to the Directors, Trustees, officers and employees of the Fund and the advisory affiliates of Wachovia, and to members of their immediate families, to registered representatives of firms with dealer agreements with Evergreen Distributor, Inc. (EDI), and to a bank or trust company acting as trustee for a single account. Class B

     If you select Class B shares, you do not pay a front-end sales charge, so the entire amount of your purchase is invested in the Fund. However, your shares are subject to 12b-1 fees. In addition, you may pay a deferred sales charge if you redeem your shares within six years after the month of purchase. After eight years, Class B shares automatically convert to Class A shares.

The amount of the maximum deferred sales charge depends on the length of time the shares are held, as shown below:

==============================================================================================================================
Time Held                                                                  Maximum Deferred Sales Charge
==============================================================================================================================
Month of Purchase + First 12 Month Period                                  5.00 %
==============================================================================================================================
Month of Purchase + Second 12 Month Period                                 4.00 %
==============================================================================================================================
Month of Purchase + Third 12 Month Period                                  3.00 %
==============================================================================================================================
Month of Purchase + Fourth 12 Month Period                                 3.00 %
==============================================================================================================================
Month of Purchase + Fifth 12 Month Period                                  2.00 %
==============================================================================================================================
Month of Purchase + Sixth 12 Month Period                                  1.00 %
==============================================================================================================================
Thereafter                                                                 0.00 %
==============================================================================================================================
After 8 years                                                              Converts to Class A
==============================================================================================================================
Dealer Allowance                                                           4.00 %
==============================================================================================================================

     The maximum deferred sales charge and dealer allowance may be reduced for certain investors. For further information on how the deferred sales charge is calculated at the time of redemption see "Calculating the Deferred Sales Charge" below.

Class C

     If you select Class C shares, you may pay a front-end sales charge of 1.00% and your shares are subject to 12b-1 fees. In addition, you may pay a deferred sales charge if you redeem your shares within one year after the month of purchase. Also, these shares do not convert to Class A shares and so the higher 12b-1 fees paid by the Class C shares continue for the life of the account.

     The front-end sales charge is deducted from your investment before it is invested. The amount of the maximum deferred sales charge depends on the length of time the shares are held, as shown below:

==============================================================================================================================
Time Held                                                                 Maximum Deferred Sales Charge
==============================================================================================================================
Month of Purchase + First 12 Month Period                                 1.00 %
==============================================================================================================================
Thereafter                                                                0.00 %
==============================================================================================================================
Dealer Allowance                                                          2.00 %
==============================================================================================================================

     The maximum deferred sales charge and dealer allowance may be reduced for certain investors. For further information on how the deferred sales charge is calculated at the time of redemption see "Calculating the Deferred Sales Charge" below. Waiver of Class B or Class C Deferred Sales Charges

     You will not be assessed a deferred sales charge for Class B or Class C shares if you redeem shares in the following situations: o When the shares were purchased through reinvestment of dividends/capital gains o Death or disability
o Lump-sum distribution from a 401(k) plan or other benefit plan qualified under ERISA o Systematic withdrawals of up to 1.00% of the account balance per month o Loan proceeds and financial hardship distributions from a retirement plan o Returns of excess contributions or excess deferral amounts made to a retirement plan participant

Calculating the Deferred Sales Charge

     If imposed, the Fund deducts the deferred sales charge from the redemption proceeds you would otherwise receive. The deferred sales charge is a percentage of the lesser of (i) the NAV of the shares at the time of redemption or (ii) the shareholder's original net cost for such shares. Upon request for redemption, the Fund will first seek to redeem shares not subject to the deferred sales charge and then shares held the longest in an effort to keep the deferred sales charge a shareholder must pay as low as possible. The deferred sales charge on any redemption is, to the extent permitted by the NASD Regulation, Inc., paid to EDI or its predecessor. Promotional Incentives on Dealer Commissions

     EDI may,  from  time to time,  provide  promotional  incentives,  including reallowance and/or payment of up to the entire sales charge, to certain investment firms. Such incentives may, at EDI's discretion, be limited to investment firms who allow their individual selling representatives to participate in such additional commissions. Please consult the SAI for more information regarding promotional incentives.


HOW TO BUY SHARES

     Evergreen funds make investing easy. Once you decide on an amount and a share class, simply fill out an application and send in your payment, or talk to your investment professional or an Evergreen funds service representative.

==============================================================================================================================
                                 Minimum Initial Purchase of Class A, B and C Shares        Minimum Additional Purchases
==============================================================================================================================
Regular Accounts                 $ 1,000                                                    None
==============================================================================================================================
IRAs                             $ 250                                                      None
==============================================================================================================================
Systematic Investment Plan       $ 50                                                       $ 25/monthly 1
==============================================================================================================================

1. Former Class Y shareholders may invest at the Class A, B and C share amounts.

==============================================================================================================================
Method           Opening an Account                           Adding to an Account
==============================================================================================================================
                 o        Complete and sign the account       o        Make your check payable to Evergreen funds.
By Mail or                application. Applications may be    o        Write a note specifying:
through an                downloaded off our website at                |X|      the Fund name
Investment                EvergreenInvestments.com.                    |X|      share class
Professional     o        Make the check payable to                    |X|      your account number
                          Evergreen funds. Cash, credit                |X|      the name(s) in which the account is registered
                          cards, third party checks,
                          credit card checks or money orders will
                          not be accepted.
                 o        Mail to the address to the left or deliver to
                          your investment professional (provided he or she has a
                          broker-dealer arrangement with EDI).
                 o        Mail the application and your check to the address
                          below:

                          Postal Service Address:
                          Evergreen Funds
                          P.O. Box 8400
                          Boston, MA 02266-8400

                          Overnight Address:
                          Evergreen Funds
                          66 Brooks Drive, Suite 8400
                          Braintree, MA 02184-3800

                 o        Or deliver them to your investment professional
                          (provided he or she has a broker-dealer arrangement
                          with EDI).
==============================================================================================================================
                 o        Call 1.800.343.2898 to set up an    o        Call the Evergreen Express Line at 1.800.346.3858 24
By Phone                  account number and get wiring                hours a day or to speak with an Evergreen funds
                          instructions.                                service representative call 1.800.343.2898 between 8
                 o        Instruct your bank to wire or                a.m. and 6 p.m. Eastern time, on any business day.
                          transfer your purchase (they may    o        If your bank account is set up on file, you can
                          charge a wiring fee).                        request either:
                 o        Complete the account application             |X|     Federal Funds Wire (offers immediate access to funds)
                          and mail to:                                         or
                                                                       |X|     Electronic transfer through the Automated Clearing
                          Postal Service Address:                              House which avoids wiring fees.
                          Evergreen Funds
                          P.O. Box 8400
                          Boston, MA 02266-8400

                          Overnight Address:
                          Evergreen Funds
                          66 Brooks Drive, Suite 8400
                          Braintree, MA 02184-3800

                 o        Trades accepted after 4 p.m. Eastern time on market trading days will receive the next market trading day's closing price. 2
==============================================================================================================================
                 o        You can make an additional investment by exchange from an Evergreen funds account by
By Exchange               contacting your investment professional or an Evergreen funds service representative, or by calling the Evergreen Express Line at 1.800.346.3858 or visiting our website at
                          EvergreenInvestments.com. 3
                 o        You can only exchange shares from your account within
                          the same class and under the same registration.
                 o        There is no sales charge or redemption fee when
                          exchanging funds within the Evergreen funds family. 4
                 o        Orders placed before 4 p.m. Eastern time on market
                          trading days will be processed at that day's closing
                          share price. Orders placed after 4 p.m. Eastern time
                          will be processed at the next market trading day's
                          closing price. 2
                 o        Exchanges are limited to three per calendar quarter,
                          but in no event more than five per calendar year.
                 o        Exchanges between accounts which do not have identical
                          ownership must be made in writing with a signature
                          guarantee (See "Exceptions: Redemption Requests That
                          Require A Signature Guarantee" on the next page).
==============================================================================================================================
                 o        You can transfer money              o        To establish automatic investing for an existing
Systematic                automatically from your bank                 account, call 1.800.343.2898 for an application.
Investment Plan           account into your Fund on a         o        The minimum is $25 per month or $75 per quarter.
(SIP) 5                   monthly or quarterly basis.         o        You can also establish an investing program through
                 o        Initial investment minimum is $50            direct deposit from your paycheck. Call
                          if you invest at least $25 per               1.800.343.2898 for details.
                          month with this service.
                 o        To enroll, check off the box on the account
                          application and provide:
                          |X|      your bank account information
                          |X|      the amount and date of your monthly or quarterly investment
==============================================================================================================================

2. The Fund's shares may be made available through financial service firms which are also investment dealers and which have a service agreement with Evergreen Distributor, Inc. ("EDI"). The Fund has approved the acceptance of purchase and repurchase request orders effective as of the time of their receipt by certain authorized financial intermediaries or their designees. The Evergreen funds reserve the right to adjust the closing time to coincide with an earlier closing of the New York Stock Exchange or due to other unusual circumstances.

3. Once you have authorized either the telephone exchange or redemption service, anyone with a Personal Identification Number (PIN) and the required account information (including your investment professional) can request a telephone transaction in your account. All calls are recorded and may be monitored for verification, recordkeeping and quality-assurance purposes. The Evergreen funds reserve the right to terminate the exchange privilege of any shareholder who exceeds the listed maximum number of exchanges, as well as to reject any large dollar exchange or purchase if placing it would, in the judgment of the portfolio manager, adversely affect the price of the Fund.

4. This does not apply to exchanges from Class A shares of an Evergreen money market fund, unless the account has been subject to a previous sales charge.

5. Evergreen Investment Services, Inc. (EIS) will fund a $50 initial investment in Class A shares of the Evergreen funds for employees of Wachovia and its affiliates when the employee enrolls in a new Evergreen SIP and agrees to subsequent monthly investments of $50. EIS will fund a $100 initial investment in Class A shares of the Evergreen funds for employees of Wachovia when the employee enrolls in a new Evergreen SIP through a CAP account and agrees to subsequent monthly investments of $100. To be eligible for either of these offers, the employee must open an account with Wachovia Securities, Inc. to execute the transactions. If the employee redeems his shares within 12 months after the month of purchase, EIS reserves the right to reclaim its $50 or $100 initial investment.


HOW TO REDEEM SHARES

     We offer you several convenient ways to redeem your shares in any of the Evergreen funds:

==============================================================================================================================
Methods             Requirements
==============================================================================================================================
                    o        Call the Evergreen Express Line at 1.800.346.3858 24 hours a day or to speak with an Evergreen
Call Us                      funds service representative call 1.800.343.2898 between 8 a.m. and 6 p.m. Eastern time, on any business day.
                    o        This service must be authorized ahead of time, and is only available for regular accounts. 1
                    o        All authorized requests made before 4 p.m. Eastern time on market trading days will be processed at that day's closing price. Requests made after 4 p.m. Eastern time will be processed the next market trading day. 2
                    o        We can either:
                             |X|      wire the proceeds into your bank account (service charges may apply)
                             |X|      electronically transmit the proceeds into your bank account via the Automated Clearing House service
                             |X|      mail you a check.
                    o        All telephone calls are recorded and may be
                             monitored for your protection. We are not
                             responsible for acting on telephone orders we
                             believe are genuine.
                    o        See "Exceptions: Redemption Requests That Require a
                             Signature Guarantee" below for requests that must
                             be made in writing with your signature guaranteed.
==============================================================================================================================
                    o        You can mail a redemption request to:
Write Us
                             Postal Service Address:
                             Evergreen Funds
                             P.O. Box 8400
                             Boston, MA 02266-8400

                             Overnight Address:
                             Evergreen Funds
                             66 Brooks Drive, Suite 8400
                             Braintree, MA 02184-3800

                    o        Your letter of instructions must:
                             |X|      list the Fund name and the account number
                             |X|      indicate the number of shares or dollar value you wish to redeem
                             |X|      be signed by the registered owner(s).
                    o        See "Exceptions: Redemption Requests That Require a Signature Guarantee" below for requests that must be signature guaranteed.
                    o        To redeem from an IRA or other retirement account,
                             call 1.800.343.2898 for special instructions.
==============================================================================================================================
                    o        You may also redeem your shares by contacting your investment professional or an Evergreen
Redeem Your Shares           funds service representative.
in Person           o        A fee may be charged for this service.
==============================================================================================================================
                    o        You can transfer money automatically from your Fund account on a monthly or quarterly basis -
Systematic                   without redemption fees.
Withdrawal Plan     o        The withdrawal can be mailed to you, or deposited directly into your bank account.
(SWP)               o        The minimum is $75 per month.
                    o        The maximum is 1.00% of your account per month or 3.00%
                             per quarter. o To enroll, call 1.800.343.2898 for
                             instructions.
==============================================================================================================================

1. Once you have authorized either the telephone exchange or redemption service, anyone with a Personal Identification Number (PIN) and the required account information (including your investment professional) can request a telephone transaction in your account. All calls are recorded and may be monitored for verification, recordkeeping and quality-assurance purposes. The Evergreen funds reserve the right to terminate the exchange privilege of any shareholder who exceeds the listed maximum number of exchanges, as well as to reject any large dollar exchange or purchase if placing it would, in the judgment of the portfolio manager, adversely affect the price of the Fund.

2. The Fund's shares may be made available through financial service firms which are also investment dealers and which have a service agreement with Evergreen Distributor, Inc. ("EDI"). The Fund has approved the acceptance of purchase and repurchase request orders effective as of the time of their receipt by certain authorized financial intermediaries or their designees. The Evergreen funds reserve the right to adjust the closing time to coincide with an earlier closing of the New York Stock Exchange or due to other unusual circumstances.
Timing of Proceeds

     Normally, we will send your redemption proceeds on the next business day after we receive your request; however, we reserve the right to wait up to seven business days to redeem any investments made by check and ten business days for investments made by Automated Clearing House transfer. We also reserve the right to redeem in kind, under certain circumstances, by paying you the proceeds of a redemption in securities rather than in cash, and to redeem the remaining amount in the account if your redemption brings the account balance below the initial minimum amount.

Exceptions: Redemption Requests That Require A Signature Guarantee

To protect you and the Evergreen funds against fraud, certain redemption requests must be made in writing with your signature guaranteed. A signature guarantee can be obtained at most banks and securities dealers. A notary public is not authorized to provide a signature guarantee.

The following circumstances require signature guarantees:

o        You are redeeming more than $50,000.
o You want the proceeds transmitted into a bank account not listed on the account.
o You want the proceeds payable to anyone other than the registered owner(s) of the account.
o Either your address or the address of your bank account has been changed within 30 days.
o The account is registered in the name of a fiduciary corporation or any other organization.
         In these cases, additional documentation is required:
         corporate accounts: certified copy of corporate resolution fiduciary accounts: copy of the power of attorney or other governing document

Who Can Provide A Signature Guarantee:
o        Commercial Bank
o        Trust Company
o        Savings Association
o        Credit Union
o        Member of a U.S. stock exchange

OTHER SERVICES
Evergreen Express Line
1.800.346.3858

     Use our automated, 24-hour service to check the value of your investment in a Fund; purchase, redeem or exchange Fund shares; find a Fund's price, yield or total return; order a statement or duplicate tax form; or hear market commentary from Evergreen funds' portfolio managers.

Automatic Reinvestment of Distributions

     For  the  convenience  of  investors,   all  dividends  and  capital  gains
distributions are automatically reinvested, unless you request otherwise. Distributions can be made by check or electronic transfer through the Automated Clearing House to your bank account. The details of your dividends and other distributions will be included on your statement.

Payroll Deduction

     If you want to invest automatically through your paycheck, call us to find out how you can set up direct payroll deductions. The amounts deducted will be invested in your Fund account using the Electronic Funds Transfer System. We will provide the Fund account number. Your payroll department will let you know the date of the pay period when your investment begins. Visit our website at EvergreenInvestments.com for more information.

Telephone Investment Plan

     You may make additional investments electronically in an existing Fund account at amounts of not less than $100 or more than $10,000 per investment. Telephone requests received by 4 p.m. Eastern time will be invested the day the request is received.

Dividend Exchange

     You may elect on the application to reinvest capital gains and/or dividends earned in one Evergreen fund into an existing account in another Evergreen fund in the same share class and same registration -- automatically. Please indicate on the application the Evergreen fund(s) into which you want to invest the distributions.

Reinstatement Privileges

     Within 90 days of redemption, you may re-establish your investment at the current NAV by reinvesting some, or all, of your redemption proceeds into the same share class of any Evergreen fund. If a deferred sales charge was deducted from your redemption proceeds, the full amount of the deferred sales charge will be credited to your account at the NAV on the date of reinstatement and your deferred sales charge schedule will resume from the time of the original redemption.

THE TAX CONSEQUENCES OF INVESTING IN THE FUND
You may be taxed in two ways:
o On Fund distributions (dividends and capital gains).
o On any profit you make when you sell any or all of your shares.

Fund Distributions

     A mutual fund passes along to all of its shareholders the net income or profits it receives from its investments. The shareholders of the fund then pay any taxes due, whether they receive these distributions in cash or elect to have them reinvested. The Fund expects that substantially all of its regular dividends will be exempt from federal income tax, other than the alternative minimum tax. Otherwise, the Fund will distribute two types of taxable income to you:

o Dividends. To the extent that regular dividends are derived from investment income that is not tax-exempt, or from short-term capital gains, you will have to include them in your federal taxable income. The Fund pays a monthly dividend from the dividends, interest and other income on the securities in which it invests.
o Capital Gains. When a mutual fund sells a security it owns for a profit, the result is a capital gain. The Fund generally distributes capital gains, if any, at least once a year, near the end of the calendar year. Short-term capital gains reflect securities held by the Fund for a year or less and are considered ordinary income just like dividends. Profits on securities held longer than 12 months are considered long-term capital gains and are taxed at a special tax rate (20% for most taxpayers).

Dividend and Capital Gain Reinvestment

     Unless you choose otherwise on the account application, all dividend and capital gain payments will be reinvested to buy additional shares. Distribution checks that are returned and distribution checks that are uncashed when the shareholder has failed to respond to mailings from the shareholder servicing agent will automatically be reinvested to buy additional shares. No interest will accrue on amounts represented by uncashed distribution or redemption checks. We will send you a statement each January with the federal tax status of dividends and distributions paid by the Fund during the previous calendar year.

Profits You Realize When You Redeem Shares

     When you sell shares in a mutual fund, whether by redeeming or exchanging, you have created a taxable event. You must report any gain or loss on your tax return unless the transaction was entered into by a tax-deferred retirement plan. It is your responsibility to keep accurate records of your mutual fund transactions. You will need this information when you file your income tax return, since you must report any capital gain or loss you incur when you sell shares. Remember, an exchange is a purchase and a sale for tax purposes.

Tax Reporting

     Evergreen Service Company, LLC provides you and the IRS with a tax statement of your dividend and capital gains distributions for each calendar year on Form 1099 DIV. Proceeds from a sale, except for money market transactions, are reported on Form 1099B. You must report these on your tax return. You could pay a penalty if you neglect to report them.

     Evergreen Service Company, LLC will send you a tax information guide each year during tax season, which may include a cost basis statement detailing the gain or loss on taxable transactions you had during the year. Please consult your own tax advisor for further information regarding the federal, state and local tax consequences of an investment in the Funds.

Retirement Plans

     You may invest in an Evergreen fund through various retirement plans, including IRAs, 401(k) plans, Simplified Employee Plans (SEPs), 403(b) plans, 457 plans and others. For special rules concerning these plans, including applications, restrictions, tax advantages, and potential sales charge waivers, contact your investment professional. To determine if a retirement plan may be appropriate for you, consult your tax advisor.

FEES AND EXPENSES OF THE FUND

     Every mutual fund has fees and expenses that are assessed either directly or indirectly. This section describes each of those fees.

Management Fee

     The  management  fee pays for the normal  expenses  of  managing  the Fund,
including  portfolio  manager  salaries,   research  costs,  corporate  overhead
expenses and related expenses.

12b-1 Fees

     The Trustees of the Evergreen funds have approved a policy to assess annual 12b-1 fees of up to 0.75% of the average daily net assets of Class A shares and up to 1.00% of the average daily net assets of Class B and Class C shares. However, currently the 12b-1 fees for Class A shares are limited to 0.30% of the average daily net assets of the class. These fees increase the cost of your investment. The higher 12b-1 fees imposed on Class B and Class C shares may, over time, cost more than the front-end sales charge of Class A shares. The purpose of the 12b-1 fees is to promote the sale of more shares of the Fund to the public. The Fund may use 12b-1 fees for advertising and marketing and as a "service fee" to broker-dealers, banks and other financial institutions for additional shareholder services and/or the maintenance of accounts.

Other Expenses

     Other expenses include miscellaneous fees from affiliated and outside service providers. These may include legal, audit, custodial and safekeeping fees, the printing and mailing of reports and statements, automatic reinvestment of distributions and other conveniences for which the shareholder pays no transaction fees.

Total Fund Operating Expenses

     The total cost of running the Fund is called the expense ratio. As a shareholder, you are not charged these fees directly; instead they are taken out before the Fund's NAV is calculated, and are expressed as a percentage of the Fund's average daily net assets. The effect of these fees is reflected in the performance results for that share class. Because these fees are not charged directly to your account, investors should examine them closely in the prospectus, especially when comparing one fund with another fund in the same investment category. There are three things to remember about expense ratios:
(i) your total return in the Fund is reduced in direct  proportion  to the fees;
(ii) expense ratios can vary greatly between funds and fund families, from under 0.25% to over 3.00%; and (iii) the Fund's investment advisor may waive a portion of the Fund's expenses for a period of time, reducing its expense ratio.

OTHER FUND PRACTICES

     The Fund may invest in futures and options, which are forms of derivatives. Derivatives are financial contracts whose value is based on an underlying asset, such as a stock or a bond, or an underlying economic factor, such as an index or an interest rate. Small price movements in the underlying asset can result in immediate and substantial gains or losses in the value of derivatives. Such practices are used to hedge a Fund's portfolio to protect against market decline, to maintain a Fund's exposure to its market, to manage cash or attempt to increase income. Although this is intended to increase returns, these practices may actually reduce returns or increase volatility.

     Please consult the SAI for more information regarding these and other investment practices used by the Fund, including risks.

Evergreen Funds

Institutional Money Market Funds
Cash Management Money Market Fund
Institutional 100% Treasury Money Market Fund
Institutional Money Market Fund
Institutional Municipal Money Market Fund
Institutional Treasury Money Market Fund
Institutional U.S. Government Money Market Fund
Prime Cash Management Money Market Fund

Money Market Funds
California Municipal Money Market Fund
Florida Municipal Money Market Fund
Money Market Fund
Municipal Money Market Fund
New Jersey Municipal Money Market Fund
New York Municipal Money Market Fund
Pennsylvania Municipal Money Market Fund
Treasury Money Market Fund
U.S. Government Money Market Fund

State Municipal Bond Funds
Connecticut Municipal Bond Fund
Evergreen Offit California Municipal Bond Fund
Evergreen Offit New York Municipal Bond Fund
Florida High Income Municipal Bond Fund
Florida Municipal Bond Fund
Georgia Municipal Bond Fund
Maryland Municipal Bond Fund
New Jersey Municipal Bond Fund
North Carolina Municipal Bond Fund
Pennsylvania Municipal Bond Fund
South Carolina Municipal Bond Fund
Virginia Municipal Bond Fund

National Municipal Bond Funds
Evergreen Offit National Municipal Bond Fund
High Grade Municipal Bond Fund
High Income Municipal Bond Fund
Intermediate Municipal Bond Fund
Municipal Bond Fund
Short-Intermediate Municipal Bond Fund

Short and Intermediate Term Bond Funds
Adjustable Rate Fund
Limited Duration Fund
Short Intermediate Bond Fund

Intermediate and Long Term Bond Funds
Core Bond Fund
Diversified Bond Fund
Evergreen Offit High Yield Fund
Evergreen Offit Mortgage Securities Fund
Evergreen Offit U.S. Government Securities Fund
Fixed Income Fund II
High Yield Bond Fund
Mortgage Securities Fund
Select High Yield Bond Fund
Strategic Income Fund
U.S. Government Fund

Balanced Funds
Asset Allocation Fund
Balanced Fund
Foundation Fund
Select Balanced Fund

Domestic Equity Funds I
Aggressive Growth Fund
Capital Growth Fund
Core Equity Fund
Emerging Growth Fund
Evergreen Fund
Growth Fund
Large Company Growth Fund
Masters Fund
Omega Fund
Premier 20 Fund
Select Small Cap Growth Fund
Select Strategic Growth Fund
Special Equity Fund
Stock Selector Fund

Domestic Equity Funds II
Blue Chip Fund
Equity Income Fund
Equity Index Fund
Growth and Income Fund
Large Cap Value Fund
Merger & Acquisition Fund
Mid Cap Value Fund
Small Cap Value Fund
Small Cap Value Fund II
Special Values Fund
Strategic Value Fund
Value Fund

Sector Funds
Health Care Fund
Technology Fund
Utility and Telecommunications Fund

Tax Strategic Funds
Tax Strategic Equity Fund
Tax Strategic Foundation Fund

Global and International Funds
Emerging Markets Growth Fund
Evergreen Offit Emerging Markets Bond Fund
Global Leaders Fund
Global Opportunities Fund
International Bond Fund
International Growth Fund
Precious Metals Fund

Evergreen Express Line
     Call 1.800.346.3858
     24 hours a day to
o        check your account
o        order a statement
o        get a Fund's current price, yield and total return
o        buy, redeem or exchange Fund shares


Shareholder Services
     Call 1.800.343.2898
     Monday-Friday, 8 a.m. to 6 p.m. Eastern time to
o        buy, redeem or exchange Fund shares
o        order applications
o        get assistance with your account

Information Line for Hearing and Speech Impaired (TTY/TDD)
     Call 1.800.343.2888
     Monday-Friday, 8 a.m. to 6 p.m. Eastern time

Write us a letter
     Evergreen Funds
     P.O. Box 8400
     Boston, MA 02266-8400
o        to buy, redeem or exchange Fund shares
o        to change the registration on your account
o        for general correspondence

For express, registered or certified mail
     Evergreen Funds
     66 Brooks Drive, Suite 8400
     Braintree, MA 02184-3800

Visit us on-line
     EvergreenInvestments.com

Regular communications you will receive
     Account Statements -- You will receive quarterly statements for each Fund you invest in. Please review and promptly notify Evergreen funds of any inaccuracies.

     Confirmation Notices -- A confirmation of your transaction, other than SIP and SWP, is sent within five days. Please review and promptly notify Evergreen funds of any inaccuracies.

     Annual and Semi-annual Reports -- You will receive a detailed financial report on each Fund you invest in twice a year.

     Tax Forms -- Each January you will receive any Fund tax information you need to complete your tax returns as well as the Evergreen Tax Information Guide.

     For More Information About the Evergreen Intermediate Municipal Bond Fund Ask for:

     The Fund's most recent Annual or Semi-annual Report, which contains a complete financial accounting for the Fund and a complete list of the Fund's portfolio holdings as of a specific date, as well as commentary from the Fund's portfolio managers. These reports discuss the market conditions and investment strategies that significantly affected the Fund's performance during the most recent fiscal year or period.

     The Statement of Additional Information (SAI), which contains more detailed information about the policies and procedures of the Fund. The SAI has been filed with the Securities and Exchange Commission (SEC) and its contents are legally considered to be part of this prospectus.

     For questions, other information, or to request a copy, without charge, of any of the documents, call 1.800.343.2898 or ask your investment professional. We will mail material within three business days. In addition, any of these documents, with the exception of the SAI, may be downloaded off our website at EvergreenInvestments.com.

     Information about the Fund (including the SAI) is also available on the SEC's Internet website at http://www.sec.gov. Copies of this material may be obtained, for a duplication fee, by writing the SEC Public Reference Section, Washington D.C. 20549-0102, or by electronic request at the following e-mail address: publicinfo@sec.gov. This material can also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. For more information about the operation of the Public Reference Room, call the SEC at 1.202.942.8090.

Evergreen mutual funds are distributed by Evergreen Distributor, Inc., 90 Park Avenue, 10th Floor, New York, NY 10016.

                                                               565656 RV0 (4/03)
                                                         SEC File No.: 811-08365

Evergreen Investments
200 Berkeley Street
Boston, MA 02116-5034

                       EVERGREEN SELECT FIXED INCOME TRUST

                                     PART B

                         NATIONAL MUNICIPAL BOND FUNDS
                      STATEMENT OF ADDITIONAL INFORMATION

 Statement of Additional Information for Evergreen Intermediate Municipal Bond Fund, as supplemented from time to time, contained in Post-Effective Amendment
              No. 19 to Registration Statement 333-36019/811-08365 filed on September 23, 2002 is incorporated by reference.

                       EVERGREEN SELECT FIXED INCOME TRUST

                                     PART C

                                OTHER INFORMATION

Item 23.    Exhibits

     Unless otherwise indicated, each of the Exhibits listed below is filed herewith.

Item      Exhibits
Number    Description                                            Location
-------   -----------                                            -----------
(a)       Declaration of Trust                                   Incorporated by reference to
                                                                 Registrant's Pre-Effective Amendment No. 1
                                                                 Filed on November 17, 1997

(b)       By-laws (Amended & Restated)                           Incorporated by reference to
                                                                 Registrant's Post-Effective Amendment
                                                                 No. 12 filed on January 26, 2001

(c)       Provisions of instruments defining the rights          Included as part of Exhibit a
          of holders of the securities being registered          and b above
          are contained in the Declaration of Trust
          Articles II, V, VI, VIII, IX and By-laws
          Articles II and VI

(d)(1)    Investment Advisory and Management Agreement           Contained herein
          between the Registrant and Evergreen Investment
          Management Company, LLC

(d)(2)    Sub-Advisory Agreement between Evergreen               Incorporated by reference to
          Investment Management Company, LLC and                 Registrant's Post-Effective Amendment
          Tattersall Advisory Group, Inc.                        No. 16 filed on February 28, 2002

(e)(1)    Institutional Class and Institutional Service Class    Incorporated by reference to Registrant's
          Principal Underwriting Agreement between the           Post-Effective Amendment No. 3
          Registrant and Evergreen Distributor, Inc.             Filed on June 30, 1998

(e)(2)    Form of Principal Underwriting Agreement for Class A   Contained herein.
          and Class C Shares (Evergreen Adjustable Rate Fund,
          Evergreen Core Bond Fund, Evergreen Intermediate
          Municipal Bond Fund, Evergreen Short Intermediate
          Bond Fund (formerly Evergreen Fixed
          Income Fund) and Evergreen Limited Duration Fund)

(e)(3)    Principal Underwriting Agreement for Class B           Contained herein.
          Shares (Evergreen Adjustable Rate Fund,
          Evergreen Core Bond Fund, Evergreen Intermediate
          Municipal Bond Fund, Evergreen Short Intermediate
          Bond Fund (formerly Evergreen Fixed
          Income Fund) and Evergreen Limited Duration Fund)

(e)(4)    Dealer Agreement used by Evergreen                     Incorporated by reference to
          Distributor, Inc.                                      Registrant's Post-Effective Amendment
                                                                 No. 16 filed on February 28, 2002

(f)       Deferred Compensation Plan                             Incorporated by reference to
                                                                 Registrant's Post-Effective Amendment
                                                                 No. 12 filed on January 26, 2001

(g)       Custodian Agreement between the Registrant             Incorporated by reference to
          and State Street Bank and Trust Company                Registrant's Post-Effective Amendment
                                                                 No. 16 filed on  February 28, 2002

(g)(1)    Amended Pricing Schedule to Custodian Agreement        Incorporated by reference to
          between Registrant and State Street Bank and           Registrant's Post-Effective Amendment
          Trust Company                                          No. 21 filed on February 26, 2003

(h)(1)    Administration Agreement between                       Incorporated by reference to
          the Registrant and Evergreen Investment                Registrant's Post-Effective Amendment
          Services, Inc.                                         No. 20 filed on October 25, 2002

(h)(2)    Transfer Agent Agreement between the                   Incorporated by reference to
          Registrant and Evergreen Service Company, LLC          Registrant's Post-Effective Amendment
                                                                 No. 14 filed on January 28, 2002

(i)(1)    Opinion and Consent of Sullivan & Worcester LLP        Incorporated by reference to
                                                                 Registrant's Post-Effective Amendment
                                                                 No. 1 filed on December 12, 1997

(i)(2)    Opinion and Consent of Sullivan & Worcester LLP        Incorporated by reference to
                                                                 Registrant's  Post-Effective Amendment
                                                                 No. 8 filed on August 17, 1999

(j)(1)    Consent of KPMG LLP                                    Incorporated by reference to
          Short and Intermediate Term Bond Funds                 Registrant's Post-Effective Amendment
                Evergreen Adjustable Rate Fund,                  No. 20 filed on October 25, 2002
                Evergreen Limited Duration Fund and
                Evergreen Short Intermediate Bond Fund
                (formerly Evergreen Fixed Income Fund)

(j)(2)    Consent of KPMG LLP                                    Incorporated by reference to
          National Municipal Bond Funds                          Registrant's Post-Effective Amendment
                Evergreen Intermediate Municipal Bond Fund       No. 19 filed on September 23, 2002
                (formerly Evergreen Intermediate Term
                Municipal Bond Fund)

(j)(3)    Consent of KPMG LLP                                    Incorporated by referenct to
          Intermediate and Long Term Bond Funds                  Registrant's Post-Effective Amendment
               Evergreen Core Bond Fund, Evergreen               No. 18 filed on August 26, 2002
               Fixed Income Fund II and Evergreen
               Select High Yield Bond Fund

(j)(4)    Consent of KPMG LLP                                    Incorporated by reference to
          Global and International Funds                         Registrant's Post-Effective Amendment
                Evergreen International Bond Fund                No. 21 filed on February 26, 2003

(k)       Not applicable

(l)       Not applicable

(m)(1)    Distribution Plan for the                              Incorporated by reference to
          Institutional Service Shares                           Registrant's Post-Effective Amendment No. 3
                                                                 Filed on June 30, 1998

(m)(2)    Distribution Plan for Class A                          Contained herein.
          Shares (Evergreen Adjustable Rate Fund,
          Evergreen Core Bond Fund, Evergreen Intermediate
          Municipal Bond Fund, Evergreen Short Intermediate
          Bond Fund (formerly Evergreen Fixed
          Income Fund) and Evergreen Limited Duration Fund)

(m)(3)    Distribution Plan for Class B                          Contained herein.
          Shares (Evergreen Adjustable Rate Fund,
          Evergreen Core Bond Fund, Evergreen Intermediate
          Municipal Bond Fund, Evergreen Short Intermediate
          Bond Fund (formerly Evergreen Fixed
          Income Fund) and Evergreen Limited Duration Fund)

(m)(4)    Distribution Plan for Class C                          Contained herein.
          Shares (Evergreen Adjustable Rate Fund,
          Evergreen Core Bond Fund, Evergreen Intermediate
          Municipal Bond Fund, Evergreen Short Intermediate
          Bond Fund (formerly Evergreen Fixed
          Income Fund) and Evergreen Limited Duration Fund)

(n)       Not applicable

(o)       Multiple Class Plan                                    Incorporated by reference to
                                                                 Registrant's Post-Effective Amendment
                                                                 No. 16 filed on February 28, 2002

(p)       Code of Ethics                                         Incorporated by reference to
                                                                 Registrant's Post-Effective Amendment
                                                                 No. 16 filed on February 28, 2002

Item 24.       Persons Controlled by or Under Common Control with Registrant.

     None

Item 25.       Indemnification.

     Registrant has obtained from a major insurance carrier a trustees and officers liability policy covering certain types of errors and ommissions.

     Provisions for the indemnification of the Registrant's Trustees and officers are also contained in the Registrant's Declaration of Trust.

     Provisions for the indemnification of the Registrant's Investment Advisors and Sub-Advisors are contained in their respective Investment Advisory and Management Agreements and Sub-Advisory Agreements.

     Provisions for the indemnification of Evergreen Distributor, Inc., the Registrant's principal underwriter, are contained in the Principal Underwriting Agreement between Evergreen Distributor, Inc. and the Registrant.

     Provisions for the indemnification of Evergreen Service Company, LLC, the Registrant's transfer agent, are contained in the Master Transfer Agent and Recordkeeping Agreement between Evergreen Service Company, LLC, and the Registrant.

     Provisions for the indemnification of State Street Bank and Trust Co., the Registrant's custodian, are contained in the Custodian Agreement between State Street Bank and Trust Co., and the Registrant.

Item 26.       Business or Other Connections of Investment Advisor.

     The Directors and principal executive officers of Wachovia Bank, N.A. are:


G. Kennedy Thompson                Chairman, Chief Executive Officer,
                                   President and Director, Wachovia Corporation and Wachovia Bank, N.A.

Mark C. Treanor                    Executive Vice President, Secretary & General
                                   Counsel, Wachovia Corporation; Secretary and Executive Vice President, Wachovia Bank,
                                   N.A.

Robert P. Kelly                    Senior Executive Vice President and
                                   Chief Financial Officer, Wachovia Corporation and Wachovia Bank, N.A.

     All of the above persons are located at the following address: Wachovia Bank, One Wachovia Center, Charlotte, NC 28288.

     The information required by this item with respect to Evergreen Investment Management Company, LLC is incorporated by reference to the Form ADV
(File No.  801-8327)  of  Evergreen Investment Management Company, LLC.

     The information required by this item with respect to Tattersall Advisory Group, Inc. and is incorporated by reference to the Form ADV (File No.801-53633) of Tattersall Advisory Group, Inc.

Item 27.       Principal Underwriters.

     Evergreen Distributor, Inc. acts as principal underwriter for each registered investment company or series thereof that is a part of the Evergreen "Fund Complex" as such term is defined in Item 22(a) of Schedule 14A under the Securities Exchange Act of 1934.

     The Directors and principal executive officers of Evergreen Distributor, Inc. are:

Lynn C. Mangum                     Director, Chairman and Chief Executive
                                   Officer

Dennis Sheehan                     Director, Chief Financial Officer

William J. Tomko                   President

Kevin J. Dell                      Vice President, General Counsel and Secretary


     Messrs. Tomko, Mangum, Sheehan and Dell are located at the following address: Evergreen Distributor, Inc., 90 Park Avenue, New York, New York 10019.

Item 28.       Location of Accounts and Records.

     All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:

     Evergreen Investment Services, Inc., Evergreen Service Company, LLC and Evergreen Investment Management Company, LLC, all located at 200 Berkeley Street, Boston, Massachusetts 02116-5034

     Wachovia Bank, One Wachovia Center, 301 S. College Street,
     Charlotte, North Carolina 28288

     Tattersall Advisory Group, Inc., 6802 Paragon Place, Suite 200, Richmond, Virginia 23230.

     Iron Mountain, 3431 Sharp Slot Road, Swansea, Massachusetts 02777

     State Street Bank and Trust Company, 2 Heritage Drive, North Quincy, Massachusetts 02171

Item 29.       Management Services.

     Not Applicable


Item 30.       Undertakings.

     The Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

                                 SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Boston, and Commonwealth of Massachusetts, on the 1st day of April, 2003.

                                        EVERGREEN SELECT FIXED INCOME TRUST


                                         By: /s/ Michael H. Koonce
                                             -----------------------------
                                             Name: Michael H. Koonce
                                             Title: Secretary

     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
Registration Statement has been signed below by the following persons in the capacities indicated on the 1st day of April, 2003.

/s/ William M. Ennis              /s/ Michael H. Koonce              /s/ Carol A. Kosel
-----------------------------     -----------------------------      ------------------------------
William M. Ennis*                  Michael H. Koonce*                Carol A. Kosel*
President                          Secretary                         Treasurer
(Chief Executive Officer)                                            (Principal Financial and Accounting
                                                                      Officer)

/s/ Charles A. Austin, III        /s/ K. Dun Gifford                  /s/ William Walt Pettit
----------------------------      ----------------------------       ----------------------------------
Charles A. Austin III*            K. Dun Gifford*                    William Walt Pettit*
Trustee                           Trustee                            Trustee


/s/ Gerald M. McDonnell           /s/ Russell A. Salton, III MD      /s/ Richard J. Shima
-----------------------------     -------------------------------   ------------------------------
Gerald M. McDonnell*              Russell A. Salton, III MD*         Richard J. Shima*
Trustee                           Trustee                            Trustee


/s/ Michael S. Scofield           /s/ David M. Richardson            /s/ Richard K. Wagoner
------------------------------   ------------------------------      ---------------------------
Michael S. Scofield*              David M. Richardson*               Richard K. Wagoner*
Chairman of the Board             Trustee                            Trustee
and Trustee


/s/ Leroy Keith, Jr.
------------------------------
Leroy Keith, Jr.*
Trustee

*By: /s/ Maureen E. Towle
-------------------------------
Maureen E. Towle
Attorney-in-Fact

         *Maureen E. Towle, by signing her name hereto, does hereby sign this document on behalf of each of the above-named individuals pursuant to powers of attorney duly executed by such persons.

                             INDEX TO EXHIBITS

Exhibit Number          Exhibit
--------------          -------
(d)(1) Investment Advisory and Management Agreement between the Registrant and Evergreen Investment
          Management Company, LLC

(e)(2) Form of Principal Underwriting Agreement for Class A and Class C Shares (Evergreen Adjustable Rate Fund, Evergreen Core Bond Fund, Evergreen Intermediate Municipal Bond Fund, Evergreen Short Intermediate Bond Fund (formerly Evergreen Fixed
          Income Fund) and Evergreen Limited Duration Fund)

(e)(3)    Principal Underwriting Agreement for Class B
          Shares (Evergreen Adjustable Rate Fund,
          Evergreen Core Bond Fund, Evergreen Intermediate
          Municipal Bond Fund, Evergreen Short Intermediate
          Bond Fund (formerly Evergreen Fixed
          Income Fund) and Evergreen Limited Duration Fund)

(m)(2)    Distribution Plan for Class A
          Shares (Evergreen Adjustable Rate Fund,
          Evergreen Core Bond Fund, Evergreen Intermediate
          Municipal Bond Fund, Evergreen Short Intermediate
          Bond Fund (formerly Evergreen Fixed
          Income Fund) and Evergreen Limited Duration Fund)

(m)(3)    Distribution Plan for Class B
          Shares (Evergreen Adjustable Rate Fund,
          Evergreen Core Bond Fund, Evergreen Intermediate
          Municipal Bond Fund, Evergreen Short Intermediate
          Bond Fund (formerly Evergreen Fixed
          Income Fund) and Evergreen Limited Duration Fund)

(m)(4)    Distribution Plan for Class C
          Shares (Evergreen Adjustable Rate Fund,
          Evergreen Core Bond Fund, Evergreen Intermediate
          Municipal Bond Fund, Evergreen Short Intermediate
          Bond Fund (formerly Evergreen Fixed
          Income Fund) and Evergreen Limited Duration Fund)

         EXHIBIT (d)(1) -- Investment Advisory and Management Agreement between the Registrant and Evergreen Investment Management Company, LLC

                                                                 June 7, 2002


Evergreen Select Fixed Income Trust
200 Berkeley Street
Boston, MA 02116

Re:               Evergreen Core Bond Fund

Ladies and Gentlemen:

Please be advised that Evergreen Investment Management Company, LLC agrees to waive fees and/or reimburse expenses in order to limit the Annual Total Fund Operating Expenses of Evergreen Core Bond Fund to 0.67% for Class A, 1.42% for Class B, 1.42% for Class C, 0.42% for Class I and 0.67% for Class IS, beginning as of the date of this letter and ending June 7, 2003.

Please indicate your acceptance of this letter on behalf of the Trust by signing the enclosed copy of this letter where indicated.

                                   Sincerely yours,

                                   EVERGREEN INVESTMENT MANAGEMENT COMPANY, LLC


                                   By: /s/ Christopher P. Conkey
                                      Christopher P. Conkey
                                      Executive Managing Director


RECEIVED AND ACKNOWLEDGED:

EVERGREEN SELECT FIXED INCOME TRUST

By:      /s/ Michael H. Koonce
         Michael H. Koonce
         Secretary

                                                          June 7, 2002


Evergreen Select Fixed Income Trust
200 Berkeley Street
Boston, MA 02116

Re:               Evergreen Fixed Income Fund

Ladies and Gentlemen:

Please be advised that Evergreen Investment Management Company, LLC agrees to waive fees and/or reimburse expenses in order to limit the Annual Total Fund Operating Expenses of Evergreen Fixed Income Fund to 0.82% for Class A, 1.57% for Class B, 1.57% for Class C and 0.57% for Class I, beginning as of the date of this letter and ending June 7, 2003.

Please indicate your acceptance of this letter on behalf of the Trust by signing the enclosed copy of this letter where indicated.

                                   Sincerely yours,

                                   EVERGREEN INVESTMENT MANAGEMENT COMPANY, LLC


                                   By: /s/ Christopher P. Conkey
                                      Christopher P. Conkey
                                      Executive Managing Director


RECEIVED AND ACKNOWLEDGED:

EVERGREEN SELECT FIXED INCOME TRUST

By:      /s/ Michael H. Koonce
         Michael H. Koonce
         Secretary

                  INVESTMENT ADVISORY AND MANAGEMENT AGREEMENT

         AGREEMENT made the 18th day of September 1997, by and between EVERGREEN SELECT FIXED INCOME TRUST, a Delaware business trust (the "Trust") and KEYSTONE INVESTMENT MANAGEMENT COMPANY, a Delaware corporation (the "Adviser").

         WHEREAS, the Trust and the Adviser wish to enter into an Agreement setting forth the terms on which the Adviser will perform certain services for the Trust, its series of shares as listed on Schedule 1 to this Agreement and each series of shares subsequently issued by the Trust (each singly a "Fund" or collectively the "Funds").

         THEREFORE, in consideration of the promises and the mutual agreements hereinafter contained, the Trust and the Adviser agree as follows:

         1. (a) The Trust hereby employs the Adviser to manage and administer the operation of the Trust and each of its Funds, to supervise the provision of the services to the Trust and each of its Funds by others, and to manage the investment and reinvestment of the assets of each Fund of the Trust in conformity with such Fund's investment objectives and restrictions as may be set forth from time to time in the Fund's then current prospectus and statement of additional information, if any, and other governing documents, all subject to the supervision of the Board of Trustees of the Trust, for the period and on the terms set forth in this Agreement. The Adviser hereby accepts such employment and agrees during such period, at its own expense, to render the services and to assume the obligations set forth herein, for the compensation provided herein. The Adviser shall for all purposes herein be deemed to be an independent contractor and shall, unless otherwise expressly provided or authorized, have no authority to act for or represent the Trust in any way or otherwise be deemed an agent of the Trust.

         (b) In the event that the Trust establishes one or more Funds, in addition to the Funds listed on Schedule 1, for which it wishes the Adviser to perform services hereunder, it shall notify the Adviser in writing. If the Adviser is willing to render such services, it shall notify the Trust in writing and such Fund shall become a Fund hereunder and the compensation payable to the Adviser by the new Fund will be as agreed in writing at the time.

         2. The Adviser shall place all orders for the purchase and sale of portfolio securities for the account of each Fund with broker-dealers selected by the Adviser. In executing portfolio transactions and selecting broker-dealers, the Adviser will use its best efforts to seek best execution on behalf of each Fund. In assessing the best execution available for any transaction, the Adviser shall consider all factors it deems relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker-dealer, and the reasonableness of the commission, if any (all for the specific transaction and on a continuing basis). In evaluating the best execution available, and in selecting the broker-dealer to execute a particular transaction, the Adviser may also consider the brokerage and research services (as those terms are used in Section 28(e) of the Securities Exchange Act of 1934 (the "1934 Act")) provided to a Fund and/or other accounts over which the Adviser or an affiliate of the Adviser exercises investment discretion. The Adviser is authorized to pay a broker-dealer who provides such brokerage and research services a commission for executing a portfolio transaction for a Fund which is in excess of the amount of commission another broker-dealer would have charged for effecting that transaction if, but only if, the Adviser determines in good faith that such commission was reasonable in relation to the value of the brokerage and research services provided by such broker-dealer viewed in terms of that particular transaction or in terms of all of the accounts over which investment discretion is so exercised.

         3. The Adviser, at its own expense, shall furnish to the Trust office space in the offices of the Adviser or in such other place as may be agreed upon by the parties from time to time, all necessary office facilities, equipment and personnel in connection with its services hereunder, and shall arrange, if desired by the Trust, for members of the Adviser's organization to serve without salaries from the Trust as officers or, as may be agreed from time to time, as agents of the Trust. The Adviser assumes and shall pay or reimburse the Trust for:

         (a) the compensation (if any) of the Trustees of the Trust who are affiliated with the Adviser or with its affiliates, or with any adviser retained by the Adviser, and of all officers of the Trust as such; and
         (b) all expenses of the Adviser incurred in connection with its services hereunder.

         The Trust assumes and shall pay all other expenses of the Trust and its Funds, including, without limitation:

         (a) all charges and expenses of any custodian or depository appointed by the Trust for the safekeeping of the cash, securities and other property of any of its Funds;
         (b) all charges and expenses for bookkeeping and auditors;
         (c) all charges and expenses of any transfer agents and registrars appointed by the Trust; (d) all fees of all Trustees of the Trust who are not affiliated with the Adviser or any of its affiliates, or with any adviser retained by the Adviser;
         (e) all brokers' fees, expenses, and commissions and issue and transfer taxes chargeable to a Fund in connection with transactions involving securities and other property to which the Fund is a party;
         (f) all costs and expenses of distribution of shares of its Funds incurred pursuant to Plans of Distribution adopted under Rule 12b-1 under the Investment Company Act of 1940 ("1940 Act");
         (g) all taxes and trust fees payable by the Trust or its Funds to Federal, state, or other governmental agencies;
         (h) all costs of certificates representing shares of the Trust or its Funds;

         (i) all fees and expenses involved in registering and maintaining registrations of the Trust, its Funds and of their shares with the Securities and Exchange Commission (the "Commission") and registering or qualifying the Funds' shares under state or other securities laws, including, without limitation, the preparation and printing of registration statements, prospectuses, and statements of additional information for filing with the Commission and other authorities;
         (j) expenses of preparing, printing, and mailing prospectuses and statements of additional information to shareholders of each Fund of the Trust;
         (k) all expenses of shareholders' and Trustees' meetings and of preparing, printing, and mailing notices, reports, and proxy materials to shareholders of the Funds;
         (l) all charges and expenses of legal counsel for the Trust and its Funds and for Trustees of the Trust in connection with legal matters relating to the Trust and its Funds, including, without limitation, legal services rendered in connection with the Trust and its Funds' existence, trust, and financial structure and relations with its shareholders, registrations and qualifications of securities under Federal, state, and other laws, issues of securities, expenses which the Trust and its Funds have herein assumed, whether customary or not, and extraordinary matters, including, without limitation, any litigation involving the Trust and its Funds, its Trustees, officers, employees, or agents;
         (m) all charges and expenses of filing annual and other reports with the Commission and other authorities; and
         (n) all extraordinary expenses and charges of the Trust and its Funds.

         In the event that the Adviser provides any of these services or pays any of these expenses, the Trust and any affected Fund will promptly reimburse the Adviser therefor.

         The services of the Adviser to the Trust and its Funds hereunder are not to be deemed exclusive, and the Adviser shall be free to render similar services to others.

         4. As compensation for the Adviser's services to the Trust with respect to each Fund during the period of this Agreement, the Trust will pay to the Adviser a fee at the annual rate set forth on Schedule 2 for such Fund.

         The Adviser's fee is computed as of the close of business on each business day.

         A pro rata portion of the Trust's fee with respect to a Fund shall be payable in arrears at the end of each day or calendar month as the Adviser may from time to time specify to the Trust. If and when this Agreement terminates, any compensation payable hereunder for the period ending with the date of such termination shall be payable upon such termination. Amounts payable hereunder shall be promptly paid when due.

         5. The Adviser may enter into an agreement to retain, at its own expense, a firm or firms ("SubAdviser") to provide the Trust with respect to all or any of its Funds all of the services to be provided by the Adviser hereunder, if such agreement is approved as required by law. Such agreement may delegate to such SubAdviser all of Adviser's rights, obligations, and duties hereunder.

         6. The Adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust or any of its Funds in connection with the performance of this Agreement, except a loss resulting from the Adviser's willful misfeasance, bad faith, gross negligence, or from reckless disregard by it of its obligations and duties under this Agreement. Any person, even though also an officer, Director, partner, employee, or agent of the Adviser, who may be or become an officer, Trustee, employee, or agent of the Trust, shall be deemed, when rendering services to the Trust or any of its Funds or acting on any business of the Trust or any of its Funds (other than services or business in connection with the Adviser's duties hereunder), to be rendering such services to or acting solely for the Trust or any of its Funds and not as an officer, Director, partner, employee, or agent or one under the control or direction of the Adviser even though paid by it.

         7. The Trust shall cause the books and accounts of each of its Funds to be audited at least once each year by a reputable independent public accountant or organization of public accountant or organization of public accountants who shall render a report to the Trust.

         8. Subject to and in accordance with the Declaration of Trust of the Trust, the governing documents of the Adviser and the governing documents of any SubAdviser, it is understood that Trustees, Directors, officers, agents and shareholders of the Trust or any Adviser are or may be interested in the Adviser (or any successor thereof) as Directors and officers of the Adviser or its affiliates, as stockholders of First Union Corporation or otherwise; that Directors, officers and agents of the Adviser and its affiliates or stockholders of First Union Corporation are or may be interested in the Trust or any Adviser as Trustees, Directors, officers, shareholders or otherwise; that the Adviser (or any such successor) is or may be interested in the Trust or any SubAdviser as shareholder, or otherwise; and that the effect of any such adverse interests shall be governed by the Declaration of Trust of the Trust, governing documents of the Adviser and governing documents of any SubAdviser.

         9. This Agreement shall continue in effect for two years from the date set forth above and after such date (a) such continuance is specifically approved at least annually by the Board of Trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Trust, and (b) such renewal has been approved by the vote of the majority of Trustees of the Trust who are not interested persons, as that term is defined in the 1940 Act, of the Adviser or of the Trust, cast in person at a meeting called for the purpose of voting on such approval.

         10. On sixty days' written notice to the Adviser, this Agreement may be terminated at any time without the payment of any penalty by the Board of Trustees of the Trust or by vote of the holders of a majority of the outstanding voting securities of any Fund with respect to that Fund; and on sixty days' written notice to the Trust, this Agreement may be terminated at any time without the payment of any penalty by the Adviser with respect to a Fund. This Agreement shall automatically terminate upon its assignment (as that term is defined in the 1940 Act). Any notice under this Agreement shall be given in writing, addressed and delivered, or mailed postage prepaid, to the other party at the main office of such party.

         11. This Agreement may be amended at any time by an instrument in writing executed by both parties hereto or their respective successors, provided that with regard to amendments of substance such execution by the Trust shall have been first approved by the vote of the holders of a majority of the outstanding voting securities of the affected Funds and by the vote of a majority of Trustees of the Trust who are not interested persons (as that term is defined in the 1940 Act) of the Adviser, any predecessor of the Adviser, or of the Trust, cast in person at a meeting called for the purpose of voting on such approval. A "majority of the outstanding voting securities" of the Trust or the affected Funds shall have, for all purposes of this Agreement, the meaning provided therefor in the 1940 Act.

         12. Any compensation payable to the Adviser hereunder for any period other than a full year shall be proportionately adjusted.

         13. The provisions of this Agreement shall be governed, construed, and enforced in accordance with the laws of the State of Delaware.

         IN WITNESS WHEREOF, the parties hereto have duly executed this Agreement as of the day and year first above written.


                   EVERGREEN SELECT FIXED INCOME TRUST



                   By:/s/ John J. Pileggi
                      -----------------------------------------------------
                   Name: John J. Pileggi
                   Title:


                   KEYSTONE INVESTMENT MANAGEMENT COMPANY



                   By: /s/ Albert H. Elfner
                      ----------------------------------------------------
                   Name:  Albert H. Elfner
                   Title: Chief Executive Officer

                                                            As of May 11, 2001

                                   Schedule 1

                         Evergreen Adjustable Rate Fund
                (formerly Evergreen Select Adjustable Rate Fund)
                            Evergreen Core Bond Fund
                   (formerly Evergreen Select Core Bond Fund)
                      Evergreen Select High Yield Bond Fund
                           Evergreen Fixed Income Fund
                  (formerly Evergreen Select Fixed Income Fund)
                         Evergreen Fixed-Income Fund II
                (formerly Evergreen Select Fixed-Income Fund II)
                           Evergreen Income Plus Fund
                  (formerly Evergreen Select Income Plus Fund)
                 Evergreen Intermediate Term Municipal Bond Fund
        (formerly Evergreen Select Intermediate Term Municipal Bond Fund)
                        Evergreen International Bond Fund
                         Evergreen Limited Duration Fund
                (formerly Evergreen Select Limited Duration Fund)

                                                             As of May 11, 2001

                                   Schedule 2

                  As compensation for the Adviser's services to each Fund during the period of this Agreement, each Fund will pay to the Adviser a fee at the annual rate of:

I.       Evergreen Adjustable Rate Fund
--------------------------------------------------------------------------------

                0.21% of the Average Daily Net Assets of the Fund


II.      Evergreen Select High Yield Bond Fund
--------------------------------------------------------------------------------

                0.50% of the Average Daily Net Assets of the Fund


         Evergreen Fixed Income Fund
III.     Evergreen Income Plus Fund
--------------------------------------------------------------------------------

               0.42% of the Average Daily Net Assets of each Fund


IV.      Evergreen Limited Duration Fund
--------------------------------------------------------------------------------

                0.22% of the Average Daily Net Assets of the Fund


V.       Evergreen Fixed-Income Fund II
--------------------------------------------------------------------------------

                The Fund pays no fees for the advisor's services.


VI.      Evergreen Core Bond Fund
--------------------------------------------------------------------------------

                0.32% of the Average Daily Net Assets of the Fund

         Evergreen Intermediate Term Municipal Bond Fund
VII.     Evergreen International Bond Fund
--------------------------------------------------------------------------------

                0.52% of the Average Daily Net Assets of the Fund

   EXHIBIT (e)(2) -- Form of Principal Underwriting Agreement for Class A and Class C Shares (Evergreen Adjustable Rate Fund, Evergreen Core Bond Fund,
    Evergreen Intermediate Municipal Bond Fund, Evergreen Short Intermediate
              Bond Fund (formerly Evergreen Fixed Income Fund) and
                        Evergreen Limited Duration Fund)

                    Form of PRINCIPAL UNDERWRITING AGREEMENT
                       EVERGREEN SELECT FIXED INCOME TRUST
                              CLASS A AND C SHARES

         AGREEMENT made this 15th day of May, 2000 by and between Evergreen Select Fixed Income Trust on behalf of its series listed on Exhibit A attached hereto and made a part hereof (such Trust and series referred to herein as "Fund" individually or "Funds" collectively) and Evergreen Distributor, Inc., a Delaware corporation ("Principal Underwriter").

         It is hereby mutually agreed as follows:

         1. The Fund hereby appoints Principal Underwriter a principal underwriter of the Class A and Class C shares of beneficial interest of the Fund ("Shares") as an independent contractor upon the terms and conditions hereinafter set forth. Except as the Fund may from time to time agree, Principal Underwriter will act as agent for the Fund and not as principal.

         2. Principal Underwriter will use its best efforts to find purchasers for the Shares, to promote distribution of the Shares and may obtain orders from brokers, dealers or other persons for sales of Shares to them. No such broker, dealer or other person shall have any authority to act as agent for the Fund; such dealer, broker or other person shall act only as principal in the sale of Shares.

         3. Sales of Shares by Principal Underwriter shall be at the applicable public offering price determined in the manner set forth in the prospectus and/or statement of additional information of the Fund current at the time of the Fund's acceptance of the order for Shares; provided that Principal Underwriter also shall have the right to sell Shares at net asset value, if such sale is permissible under and consistent with applicable statutes, rules, regulations and orders. All orders shall be subject to acceptance by the Fund, and the Fund reserves the right in its sole discretion to reject any order received. The Fund shall not be liable to anyone for failure to accept any order.

         4. On all sales of Shares, the Fund shall receive the current net asset value, and Principal Underwriter shall be entitled to receive fees for sales of Class A and C Shares as set forth on Exhibit B attached hereto and made a part hereof.

         5. The payment provisions of this Agreement shall be applicable to the extent necessary to enable the Fund to comply with the obligation of the Fund to pay Principal Underwriter in accordance with this Agreement in respect of Class C Shares and shall remain in effect so long as any payments are required to be made by the Fund pursuant to the irrevocable payment instruction under the Master Sale Agreement between Principal Underwriter and Mutual Fund Funding 1994-1 dated as of December 6, 1996 (the "Master Sale Agreement").

         6. Payment to the Fund for Shares shall be in New York or Boston Clearing House funds received by Principal Underwriter within (3) business days after notice of acceptance of the purchase order and the amount of the applicable public offering price has been given to the purchaser. If such payment is not received within such 3-day period, the Fund reserves the right, without further notice, forthwith to cancel its acceptance of any such order. The Fund shall pay such issue taxes as may be required by law in connection with the issue of the Shares.

         7. Principal Underwriter shall not make in connection with any sale or solicitation of a sale of the Shares any representations concerning the Shares except those contained in the then current prospectus and/or statement of additional information covering the Shares and in printed information approved by the Fund as information supplemental to such prospectus and statement of additional information. Copies of the then current prospectus and statement of additional information will be supplied by the Fund to Principal Underwriter in reasonable quantities upon request.

         8. Principal Underwriter agrees to comply with the Business Conduct Rules of the National Association of Securities Dealers, Inc.

         9. The Fund appoints Principal Underwriter as its agent to accept orders for redemptions and repurchases of Shares at values and in the manner determined in accordance with the then current prospectus and/or statement of additional information of the Fund.

         10. The Fund agrees to indemnify and hold harmless the Principal Underwriter, its officers and Directors and each person, if any, who controls the Principal Underwriter within the meaning of Section 15 of the Securities Act of 1933 ("1933 Act"), against any losses, claims, damages, liabilities and expenses (including the cost of any legal fees incurred in connection therewith) which the Principal Underwriter, its officers, Directors or any such controlling person may incur under the 1933 Act, under any other statute, at common law or otherwise, arising out of or based upon

                  a) any untrue statement or alleged untrue statement of a material fact contained in the Fund's registration statement, prospectus or statement of additional information (including amendments and supplements thereto), or

                  b) any omission or alleged omission to state a material fact required to be stated in the Fund's registration statement, prospectus or statement of additional information necessary to make the statements therein not misleading, provided, however, that insofar as losses, claims, damages, liabilities or expenses arise out of or are based upon any such untrue statement or omission or alleged untrue statement or omission made in reliance and in conformity with information furnished to the Fund by the Principal Underwriter for use in the Fund's registration statement, prospectus or statement of additional information, such indemnification is not applicable. In no case shall the Fund indemnify the Principal Underwriter or its controlling person as to any amounts incurred for any liability arising out of or based upon any action for which the Principal Underwriter, its officers and Directors or any controlling person would otherwise be subject to liability by reason of willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of the reckless disregard of its obligations and duties under this Agreement.

         11. The Principal Underwriter agrees to indemnify and hold harmless the Fund, its officers, Trustees and each person, if any, who controls the Fund within the meaning of Section 15 of the 1933 Act against any loss, claims, damages, liabilities and expenses (including the cost of any legal fees incurred in connection therewith) which the Fund, its officers, Trustees or any such controlling person may incur under the 1933 Act, under any other statute, at common law or otherwise arising out of the acquisition of any Shares by any person which

                  a) may be based upon any wrongful act by the Principal Underwriter or any of its employees or representatives, or

                  b) may be based upon any untrue statement or alleged untrue statement of a material fact contained in the Fund's registration statement, prospectus or statement of additional information (including amendments and supplements thereto), or any omission or alleged omission to state a material fact required to be stated therein or necessary to make the statements therein not misleading, if such statement or omission was made in reliance upon information furnished or confirmed in writing to the Fund by the Principal
Underwriter.

         12. The Fund agrees to execute such papers and to do such acts and things as shall from time to time be reasonably requested by Principal Underwriter for the purpose of qualifying the Shares for sale under the so-called "blue sky" laws of any state or for registering Shares under the 1933 Act or the Fund under the Investment Company Act of 1940 ("1940 Act"). Principal Underwriter shall bear the expense of preparing, printing and distributing advertising, sales literature, prospectuses and statements of additional information. The Fund shall bear the expense of registering Shares under the 1933 Act and the Fund under the 1940 Act, qualifying Shares for sale under the so-called "blue sky" laws of any state, the preparation and printing of prospectuses, statements of additional information and reports required to be filed with the Securities and Exchange Commission and other authorities, the preparation, printing and mailing of prospectuses and statements of additional information to shareholders of the Fund and the direct expenses of the issue of Shares.

         13. To the extent required by the Fund's 12b-1 Plans, Principal Underwriter shall provide to the Board of Trustees of the Fund in connection with such 12b-1 Plans, not less than quarterly, a written report of the amounts expended pursuant to such 12b-1 Plans and the purposes for which such expenditures were made.

         14. This Agreement shall become effective as of the date of the commencement of operations of the Fund and shall remain in force for two years unless sooner terminated or continued as provided below. This Agreement shall continue in effect after such term if its continuance is specifically approved by a majority of the Trustees of the Fund and a majority of the 12b-1 Trustees referred to in the 12b-1 Plans of the Fund ("Rule 12b-1 Trustees") at least annually in accordance with the 1940 Act and the rules and regulations thereunder.

                  This Agreement may be terminated at any time, without payment of any penalty, by vote of a majority of any Rule 12b-1 Trustees or by a vote of a majority of the Fund's outstanding Shares on not more than sixty (60) days written notice to any other party to the Agreement; and shall terminate automatically in the event of its assignment (as defined in the 1940 Act).

         15. This Agreement shall be construed in accordance with the laws of The Commonwealth of Massachusetts. All sales hereunder are to be made, and title to the Shares shall pass, in Boston, Massachusetts.

         16. The Fund is a series of a Delaware business trust established under a Declaration of Trust, as it may be amended from time to time. The obligations of the Fund are not personally binding upon, nor shall recourse be had against, the private property of any of the Trustees, shareholders, officers, employees or agents of the Fund, but only the property of the Fund shall be bound.

         IN WITNESS WHEREOF, the parties hereto have caused this Agreement to be executed by their respective officers thereunto duly authorized at Boston, Massachusetts, as of the day and year first written above.


                                       EVERGREEN SELECT FIXED INCOME TRUST


                                       By:  ________________________________
                                            Name:
                                            Title:


                                       EVERGREEN DISTRIBUTOR, INC.


                                       By:  ________________________________
                                            Name:
                                            Title:

                                    EXHIBIT A
                                                          As of April 1, 2003


         EVERGREEN SELECT FIXED INCOME TRUST
                         Evergreen Adjustable Rate Fund
                            Evergreen Core Bond Fund
                   Evergreen Intermediate Municipal Bond Fund
                         Evergreen Limited Duration Fund
                        Evergreen Short Intermediate Fund
                     (formerly Evergreen Fixed Income Fund)

                                    EXHIBIT B

                                       TO

                        PRINCIPAL UNDERWRITING AGREEMENT

                                      DATED

                                  March 20, 2003

                              Schedule of Payments

Class A Shares    Up to 0.30%  annually of the average  daily net asset value of
                  Class A shares of a Fund A sales charge, the difference between the current offering price of Shares, as set forth in the current prospectus for each Fund, and the net asset value, less any reallowance that is payable in accordance with the sales charge schedule in effect at any given time with respect to the Shares

Class C Shares    Up to 1.00%  annually of the average  daily net asset value of
                  Class C shares of a Fund, consisting of 12b-1 fees at the annual rate of 0.75% of the average daily net asset value of a Fund and service fees of 0.25% of the average daily net asset value of a Fund

      EXHIBIT (e)(3) -- Principal Underwriting Agreement for Class B Shares
           (Evergreen Adjustable Rate Fund, Evergreen Core Bond Fund, Evergreen Intermediate Municipal Bond Fund, Evergreen Short Intermediate
              Bond Fund (formerly Evergreen Fixed Income Fund) and
                        Evergreen Limited Duration Fund)

                              AMENDED AND RESTATED
                         CLASS B DISTRIBUTION AGREEMENT

         AGREEMENT, made as of the 20th day of September, 2002 by and between Evergreen Select Fixed Income Trust (the "Trust"), separately on behalf of each of the Funds as defined below, and Evergreen Distributor, Inc. ("Distributor").

         WHEREAS, the Trust has adopted a Plan of Distribution with respect to Class B shares of its separate investment series (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the "1940 Act") which Plan authorizes the Trust on behalf of the Funds to enter into agreements regarding the distribution of Class B shares (the "Shares") of the separate investment series of the Trust (the "Funds") set forth on Exhibit A, as such Exhibit may be amended from time to time; and

         WHEREAS, the Trust has agreed that the Distributor, a Delaware corporation, shall act as the distributor of the Shares; and

         WHEREAS, the Distributor agrees to act as distributor of the Shares for the period of this Distribution Agreement (the "Agreement");

         NOW, THEREFORE, in consideration of the agreements hereinafter contained, it is agreed as follows:

1. SERVICES AS DISTRIBUTOR

1.1 The Distributor, as agent for the Trust, agrees to use appropriate efforts to promote each Fund and to solicit orders for the purchase of Shares and will undertake such advertising and promotion as it believes reasonable in connection with such solicitation. The services to be performed hereunder by the Distributor are described in more detail in Section 7 hereof. The Distributor may obtain marketing support, including financing for commissions advanced to dealers, brokers or other persons responsible for orders for the Shares, pursuant to the terms of that certain Marketing Services Agreement dated as of January 1, 1998 among the Trust, the Distributor and Evergreen Investment Services, Inc. ("EIS") (which was formerly known as Evergreen Keystone Investment Services Company and prior to that was known as Keystone Investment Distributors Company), as marketing services agent (as amended and supplemented from time to time, the "Marketing Services Agreement"), and pursuant thereto may pay or cause to be paid to EIS all or any portion of the Distribution Fee, Service Fee, Distributor's Spread and CDSCs (each as defined below) to which the Distributor might otherwise be entitled.

1.2 In the event that the Trust establishes additional investment series with respect to which it desires to retain the Distributor to act as distributor for Class B shares hereunder, it shall promptly notify the Distributor in writing. If the Distributor is willing to render such services it shall notify the Trust in writing whereupon such series shall become a Fund and its Class B shares shall become Shares hereunder. The Trust, on behalf of a Fund or Funds may terminate or amend this Agreement (subject to the provisions of Section 7 hereof) as to such Fund or Funds.

1.3 All activities by the Distributor and its agents and employees as the distributor of Shares shall comply with all applicable laws, rules and regulations, including, without limitation, all rules and regulations made or adopted pursuant to the 1940 Act by the Securities and Exchange Commission (the "Commission") or any securities association registered under the Securities Exchange Act of 1934, as amended (the "1934 Act").

1.4 In selling the Shares, the Distributor shall use its best efforts in all respects duly to conform with the requirements of all Federal and state laws relating to the sale of such securities. Neither the Distributor, any selected dealer or any other person is authorized by the Trust to give any information or to make any representations, other than those contained in the Trust's registration statement (the "Registration Statement") or related Fund prospectus and statement of additional information ("Prospectus and Statement of Additional Information") and any sales literature specifically approved by the Trust.

1.5 The Distributor shall adopt and follow procedures, as approved by the officers of the Trust, for the confirmation of sales to investors and selected dealers, the collection of amounts payable by investors and selected dealers on such sales, and the cancellation of unsettled transactions, as may be necessary to comply with the requirements of the National Association of Securities Dealers, Inc. (the "NASD"), as such requirements may from time to time exist.

1.6 The Distributor will transmit any orders received by it for purchase or redemption of Shares to the transfer agent and custodian for the applicable Fund.

1.7 Whenever in their judgment such action is warranted by unusual market, economic or political conditions, or by abnormal circumstances of any kind, the Trust's officers may decline to accept any orders for or make any sales of Shares until such time as those officers deem it advisable to accept such orders and to make such sales.

1.8 The Distributor will act only on its own behalf as principal if it chooses to enter into selling agreements with selected dealers or others. The Distributor shall offer and sell Shares only to such selected dealers as are members, in good standing, of the NASD or are exempt from registration as a broker-dealer under the 1934 Act.

1.9 The Distributor agrees to adopt compliance standards, in a form satisfactory to the Trust, governing the operation of the multiple class distribution system under which Shares are offered.

2. DUTIES OF THE TRUST.

2.1 The Trust agrees at its own expense to execute any and all documents and to furnish, at its own expense, any and all information and otherwise to take all actions that may be reasonably necessary in connection with the qualification of Shares for sale in such states as the Trust and the Distributor may designate.

2.2 The Trust shall furnish from time to time for use in connection with the sale of Shares such information with respect to the Funds and the Shares as the Distributor may reasonably request and the Trust warrants that any such information shall be true and correct. Upon request, the Trust shall also provide or cause to be provided to the Distributor: (a) unaudited semi-annual statements of each Fund's books and accounts, (b) quarterly earnings statements of each Fund, (c) a monthly itemized list of the securities in each Fund, (d) monthly balance sheets as soon as practicable after the end of each month, and
(e) from time to time such additional information regarding each Fund's financial condition as the Distributor may reasonably request.

3. REPRESENTATIONS OF THE TRUST.

3.1 The Trust represents to the Distributor that it is registered under the 1940 Act and that the Shares of each of the Funds have been registered under the Securities Act of 1933, as amended (the "Securities Act"). The Trust will file such amendments to its Registration Statement as may be required and will use its best efforts to ensure that such Registration Statement remains accurate.

4.       INDEMNIFICATION.

4.1 The Trust shall indemnify and hold harmless the Distributor, its officers and directors, and each person, if any, who controls the Distributor within the meaning of Section 15 of the Securities Act (the "Distributor Indemnitees") against any loss, liability, claim, damage or expense (including the reasonable cost of investigating or defending any alleged loss, liability, claim, damage or expense and reasonable counsel fees incurred in connection therewith), which any Distributor Indemnitee may incur under the Securities Act or under common law or otherwise, arising out of or based upon any untrue statement, or alleged untrue statement, of a material fact contained in the Registration Statement, as from time to time amended or supplemented, any prospectus or annual or interim report to shareholders of the Trust, or arising out of or based upon any omission, or alleged omission, to state a material fact required to be stated therein or necessary in order to make the statements therein, in the light of the circumstances under which they were made, not misleading, unless such statement or omission was made in reliance upon, and in conformity with, information furnished to the Trust in connection therewith by or on behalf of the Distributor, provided, however, that in no case (i) is the indemnity of the Trust in favor of the Distributor Indemnitees to be deemed to protect the Distributor Indemnitees against any liability to the Trust, any Fund or any security holders thereof to which the Distributor Indemnitees would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of their duties or by reason of the reckless disregard of their obligations and duties under this Agreement; or (ii) is the Trust to be liable under its indemnity agreement contained in this paragraph with respect to any claim made against any Distributor Indemnitee unless the Distributor Indemnitee shall have notified the Trust in writing within a reasonable time after the summons or other first legal process giving information of the nature of the claim shall have been served upon the Distributor Indemnitee (or after the Distributor Indemnitee shall have received notice of such service on any designated agent), but failure to notify the Trust of any such claim shall not relieve it from any liability which it may have to the person against whom such action is brought otherwise than on account of its indemnity agreement contained in this paragraph. The Trust will be entitled to participate at its own expense in the defense, or, if it so elects, to assume the defense of any suit brought to enforce any such liability, but if the Trust elects to assume the defense, such defense shall be conducted by counsel chosen by it and satisfactory to the Distributor Indemnitee(s) defendant or defendants in the suit. In the event the Trust elects to assume the defense of any such suit and retain such counsel, the Distributor Indemnitee(s), defendant or defendants in the suit, shall bear the fees and expenses of any additional counsel retained by them, but, in case the Trust does not elect to assume the defense of any such suit, it will reimburse the Distributor Indemnitee(s) defendant or defendants in the suit, for the reasonable fees and expenses of any counsel retained by them. The Trust shall promptly notify the Distributor of the commencement of any litigation or proceeding against it or any of its officers or directors in connection with the issuance or sale of any of the Shares.

4.2 The Distributor shall indemnify and hold harmless the Trust and each Fund and each of their directors and officers and each person, if any, who controls the Trust or any Fund within the meaning of Section 15 of the Securities Act (the "Trust Indemnitees") against any loss, liability, claim, damage or expense described in the foregoing indemnity contained in paragraph 4.1, but only with respect to statements or omissions made in reliance upon, and in conformity with, information furnished to the Trust or Fund in writing by or on behalf of the Distributor for use in connection with the Registration Statement, as from time to time amended or supplemented, any prospectus or the annual or interim reports to shareholders. In case any action shall be brought against any Trust Indemnitees, in respect of which indemnity may be sought against the Distributor, the Distributor shall have the rights and duties given to the Trust, and each Trust Indemnitee shall have the rights and duties given to the Distributor, by the provisions of paragraph 4.1.

5. OFFERING OF SHARES.

5.1 None of the Shares shall be offered by either the Distributor or the Trust under any of the provisions of this Agreement, and no orders for the purchase or sale of Shares hereunder shall be accepted by the Trust, if and so long as the effectiveness of the Registration Statement then in effect or any necessary amendments thereto shall be suspended under any of the provisions of the Securities Act or if and so long as a current prospectus and statement of additional information as required by Section 10(b) (2) of the Securities Act, as amended, are not on file with the Commission; provided, however, that nothing contained in this paragraph 5.1 shall in any way restrict or have any application to or bearing upon the Trust's obligation to repurchase Shares from any shareholder in accordance with the provisions of the prospectus of each Fund or the Trust's prospectus or Declaration of Trust.

6. AMENDMENTS TO REGISTRATION STATEMENT AND OTHER MATERIAL EVENTS.

6.1 The Trust agrees to advise the Distributor as soon as reasonably practical by a notice in writing delivered to the Distributor: (a) of any request or action taken by the Commission which is material to the Distributor's obligations hereunder or (b) any material fact of which the Trust becomes aware which affects the Distributor's obligations hereunder. For purposes of this section, informal requests by or acts of the Staff of the Commission shall not be deemed actions of or requests by the Commission.

7. COMPENSATION OF DISTRIBUTOR

         7.1 (a) On all sales of Shares the Fund shall receive the current net asset value. The Trust in respect of each Fund shall pay to the Distributor or to its order a fee (the "Distribution Fee") in respect of the Shares of each such Fund at the rate of 0.75% per annum of the average daily net asset value of the Shares of such Fund, subject to the limitation on the maximum amount of such fees under Business Conduct Rule 2830 (d) (2) of the National Association of Securities Dealers, Inc. ("NASD") Business Conduct Rules (the "Business Conduct Rules") as applicable to such Distribution Fee on the date hereof, as compensation for services provided in connection with the offer and sale of Shares and shall also pay to the Distributor or to its order contingent deferred sales charges ("CDSCs") as set forth in the Fund's current Prospectus and Statement of Additional Information, and as required by this Agreement. The Fund shall also make payments to the Distributor or to its order consisting of shareholder service fees ("Service Fees") at the rate of 0.25% per annum of the average daily net asset value of the Shares. The Distributor may allow all or a part of said Distribution Fee and CDSCs received by it (and not paid to others as hereinafter provided) to such brokers, dealers or other persons as Distributor may determine. The Distributor may also pay Service Fees received by it (and not paid to others as hereinafter provided) to brokers, dealers or other persons providing services to shareholders.

                  For the avoidance of doubt, the Distributor shall be entitled to receive the amount of CDSCs and Distribution Fees in respect of all Shares of each Fund issued during the term of this Distribution Agreement and any predecessor Distribution Agreement between the Trust or any of its predecessors and the Distributor or the Distributor's predecessor, EIS, including Shares issued in connection with one or more exchanges for Shares or shares of another Fund or fund.

                  (b) As promptly as possible after the first Business Day (as defined in the Prospectus) following the twentieth day of each month, the Trust shall pay to the Distributor or to its order the Distributor's Allocable Portion of the Distribution Fee, any CDSCs and any Service Fees that may be due in respect of each Fund.

                  (c) The Trust agrees to cause its transfer agent to maintain the records and arrange for the payments on behalf of the Trust in respect of each Fund at the times and in the amounts and to the accounts required by Schedule I hereto, as the same may be amended from time to time. It is acknowledged and agreed that by virtue of the operation of Schedule I hereto the Distribution Fee paid by the Trust to the Distributor in respect of Shares of each Fund, may, to the extent provided in Schedule I hereto, take into account the Distribution Fee payable by such Fund in respect of other existing and future classes and/or sub-classes of shares of such Fund which would be treated as "Shares" under Schedule I hereto. The Trust will limit amounts paid to any subsequent principal underwriters of Shares of a Fund to the portion of the Asset Based Sales Charge paid in respect of Shares attributable to such Shares the Date of Original Purchase of which occurred after the termination of this Distribution Agreement.

                  The Trust shall cause the transfer agent and sub-transfer agents for each Fund to withhold from redemption proceeds payable to holders of Shares of such Fund on redemption thereof the CDSCs payable upon redemption thereof as set forth in the then current Prospectus and/or Statement of Additional Information of such Fund and to pay to the Distributor or to its order such CDSCs paid in respect of Class B Shares of such Fund.

                  (d) The Distributor shall be considered to have completely earned the right to the payment of the Distribution Fee and the right to payment over to it or to its order of the CDSC in respect of Shares of a Fund as provided for hereby upon the completion of the sale of each Commission Share of such Fund (as defined in Schedule I hereto).

(e)       Except  as  provided  in  Section   7(Fg)  below  in  respect  of  the
          Distribution Fee only, the Trust's obligation to pay to the Distributor or to its order the Distribution Fee in respect of a Fund and to pay over to the Distributor or to its order CDSCs provided for hereby shall be absolute and unconditional and shall not be subject to dispute, offset, counterclaim or any defense whatsoever (it being understood that nothing in this sentence shall be deemed a waiver by the Trust of its right separately to pursue any claims it may have against the Distributor with respect to a Fund and enforce such claims against any assets (other than the Distributor's right to the Distribution Fee and CDSCs (the "Collection Rights" )) of the Distributor.

(f) Notwithstanding anything in this Agreement to the contrary, the Trust in respect of each Fund shall pay to the Distributor or to its order the Distribution Fee provided for hereby notwithstanding its termination  as  Distributor  for  the  Shares  of  such  Fund  or any termination of this Agreement and such payment of such Distribution Fee, and that obligation and the method of computing such payment, shall not be changed or terminated except to the extent required by any change in applicable law, including, without limitation, the 1940 Act, the Rules promulgated thereunder by the Securities and Exchange Commission and the Business Conduct Rules, in each case enacted or promulgated after January 1, 1998, or in connection with a Complete Termination (as hereinafter defined). For the purposes of this Section 7, "Complete Termination" means in respect of a Fund a termination of such Fund's Rule 12b-1 plan for Class B Shares involving the cessation of payments of the Distribution Fee, and the cessation of payments of the Distribution Fee pursuant to every other Rule 12b-1 plan of such Fund for every existing or future B-Class-of-Shares (as hereinafter defined) and the Fund's discontinuance of the offering of every existing or future B-Class-of-Shares, which conditions shall be deemed satisfied when they are first complied with hereafter and so long thereafter as they are complied with prior to the date upon which the Distributor shall have received all Distribution Fees and CDSCs, to which it is entitled pursuant to this Section 7. For purposes of this
          Section 7, the term B-Class-of-Shares means the Shares of each Fund and each other class of shares of such Fund hereafter issued which would be treated as Shares under Schedule I hereto or which has substantially similar economic characteristics to the B Class of Shares taking into account the total sales charge, CDSC or other similar charges borne directly or indirectly by the holders of the shares of such class. The parties agree that the existing C Class of shares of any Fund does not have substantially similar economic characteristics to the B-Class-of-Shares taking into account the total sales charge, CDSCs or other similar charges borne directly or indirectly by the holders of such shares. For purposes of clarity the parties to the Agreement hereby state that they intend that a new installment load class of shares which is authorized by Rule 6c-10 under the 1940 Act will be considered to be a B-Class-of-Shares if it has economic characteristics substantially similar to the economic characteristics of the existing Class B Shares taking into account the total sales charge, CDSCs or other similar charges borne directly or indirectly by the holder of such shares and will not be considered to be a B-Class-of-Shares if it has economic characteristics substantially similar to the economic characteristics of the existing Class C shares of the Fund taking into account the total sales charge, CDSCs or other similar charges borne directly or indirectly by the holders of such shares.
(g) The Distributor may assign, sell or otherwise transfer any part of the Distribution Fee and CDSCs and obligations of the Trust with respect to a Fund related thereto (but not the Distributor's obligations to the Trust with respect to such Fund provided for in this Agreement, except that the Distributor may obtain marketing support from EIS pursuant to the Marketing Services Agreement and may delegate or sub-contract certain functions to other broker-dealers so long as the Distributor remains employed by the Trust with respect to such Fund) to any person (an "Assignee") and any such assignment shall be effective upon written notice to the Trust by the Distributor. In connection therewith the Trust shall pay all or any amounts in respect of the Distribution Fee and CDSCs directly to the Assignee thereof as directed in a writing by the Distributor with the consent of the Trust.

          The Trust will not, to the extent it may otherwise be empowered to do so, change or waive any CDSC with respect to Class B Shares, except as provided in a Fund's Prospectus or Statement of Additional Information without the Distributor's or Assignee's consent, as applicable. Notwithstanding anything to the contrary in this Agreement or any termination of this Agreement or the Distributor as principal underwriter for the Shares of the Funds, the Distributor shall be entitled to be paid the CDSCs attributable to Shares the Date of Original Purchase of which occurred before the termination of this Distribution Agreement whether or not a Fund's Rule 12b-1 plan for B Shares is terminated and whether or not any such termination is a Complete Termination, as defined above.

(h) Under this Agreement, the Distributor shall: (i) make payments to securities dealers and others engaged in the sale of Shares; (ii) make payments of principal and interest in connection with the financing of commission payments made by the Distributor in connection with the sale of Shares; (iii) incur the expense of obtaining such support services, telephone facilities and shareholder services as may reasonably be required in connection with its duties hereunder; (iv) formulate and implement marketing and promotional activities, including, but not limited to, direct mail promotions and television, radio, newspaper, magazine and other mass media advertising; (v) prepare, print and distribute sales literature; (vi) prepare, print and distribute Prospectuses of the Funds and reports for recipients other than existing shareholders of the Funds; and (vii) provide to the Trust such information, analyses and opinions with respect to marketing and promotional activities as the Trust may, from time to time, reasonably request.

(i) The Distributor shall prepare and deliver reports to the Treasurer of the Trust on a regular, at least monthly, basis, showing the distribution expenditures incurred by the Distributor in connection with its services rendered pursuant to this Agreement and the Plan and the purposes therefor, as well as any supplemental reports as the Trustees, from time to time, may reasonably request.

(j) The Distributor may retain the difference between the current offering price of Shares, as set forth in the current Prospectus for each Fund, and net asset value ("Distributor's Spread"), less any reallowance that is payable in accordance with the sales charge schedule in effect at any given time with respect to the Shares.

(k) The Distributor may retain any CDSCs payable with respect to the redemption of any Shares, provided however, that any CDSCs received by the Distributor shall first be applied by the Distributor or its Assignee to any outstanding amounts payable or which may in the future be payable by the Distributor or its Assignee under financing arrangements entered into in connection with the payment of commissions on the sale of Shares.

         8. CONFIDENTIALITY, NON-EXCLUSIVE AGENCY.

         8.1. The Distributor agrees on behalf of itself and its employees to treat confidentially and as proprietary information of the Trust all records and other information relative to the Funds and its prior, present or potential shareholders, and, other than in connection with payments to Assignees, not to use such records and information for any purpose other than performance of its responsibilities and to obtain approval in writing by the Trust, which approval shall not be unreasonably withheld and may not be withheld where the Distributor may be exposed to civil or criminal contempt proceedings for failure to comply, when requested to divulge such information by duly constituted authorities, or when so requested by the Trust.

         8.2. Nothing contained in this Agreement shall prevent the Distributor, or any affiliated person of the Distributor, from performing services similar to those to be performed hereunder for any other person, firm, or corporation or for its or their own accounts or for the accounts of others.

9.       TERM.

9.1 This Agreement shall continue until December 31, 2003 and thereafter for successive annual periods, provided such continuance is specifically approved at least annually by (i) a vote of the majority of the Trustees of the Trust and
(ii) a vote of the majority of those Trustees of the Trust who are not interested persons of the Trust and who have no direct or indirect financial interest in the operation of the Plan, in this Agreement or any agreement related to the Plan (the "Independent Trustees") by vote cast in person at a meeting called for the purpose of voting on such approval. This Agreement is terminable at any time, with respect to the Trust, without penalty, (a) on not less than 60 days' written notice by vote of a majority of the Independent Trustees, or by vote of the holders of a majority of the outstanding voting securities of the affected Fund, or (b) upon not less than 60 days' written notice by the Distributor. This Agreement may remain in effect with respect to a Fund even if it has been terminated in accordance with this paragraph with respect to one or more other Funds of the Trust. This Agreement will also terminate automatically in the event of its assignment, which shall not include any assignment by the Distributor in accordance with Section 7 hereof. (As used in this Agreement, the terms "majority of the outstanding voting securities", "interested persons", and "assignment" shall have the same meaning as such terms have in the 1940 Act.)

10.      MISCELLANEOUS.

10.1     This Agreement shall be governed by the laws of the State of New York.

10.2 The captions in this Agreement are included for convenience of reference only and in no way define or delimit any of the provisions hereof or otherwise affect their constructions or effect.

10.3 The obligations of the Trust hereunder are not personally binding upon, nor shall resort be had to the private property of, any of the Trustees, shareholders, officers, employees or agents of the Trust and only the Trust's property shall be bound.

         IN WITNESS WHEREOF, the parties hereto have caused this instrument to be executed by their officers designated below.

EVERGREEN DISTRIBUTOR, INC.         EVERGREEN SELECT FIXED INCOME TRUST

By: Anthony J. Fischer              By: Catherine E. Foley
Title: President                    Title: Assistant Secretary

                                                           As of April 1, 2003

                                    EXHIBIT A

                         Evergreen Adjustable Rate Fund
                            Evergreen Core Bond Fund
                   Evergreen Intermediate Municipal Bond Fund
                         Evergreen Limited Duration Fund
                        Evergreen Short Intermediate Fund
                     (formerly Evergreen Fixed Income Fund)

             EXHIBIT (m)(2) -- Distribution Plan for Class A Shares (Evergreen Adjustable Rate Fund, Evergreen Core Bond Fund,
    Evergreen Intermediate Municipal Bond Fund, Evergreen Short Intermediate
              Bond Fund (formerly Evergreen Fixed Income Fund) and
                        Evergreen Limited Duration Fund)

                       DISTRIBUTION PLAN OF CLASS A SHARES
                       EVERGREEN SELECT FIXED INCOME TRUST

     SECTION 1. Evergreen Select Fixed Income Trust(the "Trust") individually and/or on behalf of its series (each a "Fund") referred to in Exhibit A to this Rule 12b-1 Plan of Distribution (the "Plan") may act as the distributor of securities which are issued in respect of the Fund's Class A shares ("Shares"), pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the "1940 Act") according to the terms of this Plan.

     SECTION 2. The Trust on behalf of each Fund may expend daily amounts at an annual rate of 0.75% of the average daily net asset value of Class A shares ("Shares") of the Fund. Such amounts may be expended to finance activity which is principally intended to result in the sale of Shares including, without limitation, expenditures consisting of payments to a principal underwriter of the Fund ("Principal Underwriter") or others in order (i) to make payments to the Principal Underwriter or others of sales commissions, other fees or other compensation for services provided or to be provided, to enable payments to be made by the Principal Underwriter or others for any activity primarily intended to result in the sale of Shares, to pay interest expenses associated with payments in connection with the sale of Shares and to pay any expenses of financing permitted by this clause (i); (ii) to enable the Principal Underwriter or others to receive, pay or to have paid to others who have sold Shares, or who provide services to holders of Shares, a service fee, maintenance or other fee in respect of such services, at such intervals as the Principal Underwriter or such others may determine, in respect of Shares previously sold and remaining outstanding during the period in respect of which such fee is or has been paid; and/or (iii) to compensate the Principal Underwriter or others for efforts (including without limitation any financing of payments under (i) and (ii) for the sale of shares) in respect of sales of Shares since inception of the Plan or any predecessor plan. Appropriate adjustments shall be made to the payments made pursuant to this Section 2 to the extent necessary to ensure that no payment is made by the Trust on behalf of any Fund with respect to the Class in excess of the applicable limit imposed on asset based, front end and deferred sales charges under subsection (d) of Rule 2830 of the Business Conduct Rules of the National Association of Securities Dealers Regulation, Inc. (The "NASDR"). In addition, to the extent any amounts paid hereunder fall within the definition of an "asset based sales charge" under said NASDR Rule such payments shall be limited to 0.75 of 1% of the aggregate net asset value of the Shares on an annual basis and, to the extent that any such payments are made in respect of "shareholder services" as that term is defined in the NASDR Rule, such payments shall be limited to .25 of 1% of the aggregate net asset value of the Shares on an annual basis and shall only be made in respect of shareholder services rendered during the period in which such amounts are accrued.

     SECTION 3. This Plan shall not take effect until it has been approved together with any related agreements by votes of a majority of both (a) the Board of Trustees of the Trust and (b) those Trustees of the Trust who are not "interested persons" of the Trust (as defined in the 1940 Act) and who have no direct or indirect financial interest in the operation of this Plan or any agreements of the Fund or any other person related to this Plan ("Rule 12b-1 Trustees"), cast in person at a meeting called for the purpose of voting on this Plan or such agreements.

     SECTION 4. Unless sooner terminated pursuant to Section 6, this Plan shall continue in effect for a period of one year from the date it takes effect and thereafter shall continue in effect so long as such continuance is specifically approved at least annually in the manner provided for approval of this Plan in
Section 3.

     SECTION 5. Any person authorized to direct the disposition of monies paid or payable by the Trust on behalf of each Fund pursuant to this Plan or any related agreement shall provide to the Trust's Board of Trustees and the Board shall review at least quarterly a written report of the amounts so expended and the purposes for which such expenditures were made.

     SECTION 6. This Plan may be terminated at any time with respect to any Fund by vote of a majority of the Rule 12b-1 Trustees or by vote of a majority of such Fund's outstanding Shares.

     SECTION 7. Any agreement of the Fund related to this Plan shall be in writing and shall provide:

     (a) that such agreement may be terminated at any time, without payment of any penalty, by vote of a majority of the Rule 12b-1 Trustees or by a vote of a majority of such Fund's outstanding Shares on not more than sixty days written notice to any other party to the agreement; and

     (b) that such agreement shall terminate automatically in the event of its assignment.

     SECTION 8. This Plan may not be amended to increase materially the amount of distribution expenses provided for in Section 2 hereof unless such amendment is approved by a vote of at least a majority (as defined in the 1940 Act) of each Fund's outstanding Shares, and no material amendment to this Plan shall be made unless approved in the manner provided for in Section 3 hereof.


Effective Date: May 15, 2000

                                                       Date: April 1, 2003

                                    EXHIBIT A

                       EVERGREEN SELECT FIXED INCOME TRUST
                         Evergreen Adjustable Rate Fund
                            Evergreen Core Bond Fund
                   Evergreen Intermediate Municipal Bond Fund
                         Evergreen Limited Duration Fund
                        Evergreen Short Intermediate Fund
                     (formerly Evergreen Fixed Income Fund)

                EXHIBIT (m)(3) -- Distribution Plan for Class B
                     Shares (Evergreen Adjustable Rate Fund,
                Evergreen Core Bond Fund, Evergreen Intermediate
                Municipal Bond Fund, Evergreen Short Intermediate
                       Bond Fund (formerly Evergreen Fixed
                Income Fund) and Evergreen Limited Duration Fund)

                       DISTRIBUTION PLAN OF CLASS B SHARES
                       EVERGREEN SELECT FIXED INCOME TRUST

         Section 1. Evergreen Select Fixed Income Trust (the "Trust"), individually and/or on behalf of its series (each a "Fund") referred to in Exhibit A to this 12b-1 Distribution Plan (the "Plan") may act as the distributor of certain securities of which it is the issuer, pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the "1940 Act") according to the terms of this Plan.

         Section 2. The Trust on behalf of each Fund may expend daily amounts at an annual rate of 1.00% of the average daily net asset value of its Class B shares ("Shares") to finance any activity which is principally intended to result in the sale of Shares including, without limitation, expenditures consisting of payments to a principal underwriter of the Fund ("Principal Underwriter") or others in order: (i) to enable payments to be made by the Principal Underwriter or others for any activity primarily intended to result in the sale of Shares, including, without limitation, (a) compensation to public relations consultants or other persons assisting in, or providing services in connection with, the distribution of Shares, (b) advertising, (c) printing and mailing of prospectuses and reports for distribution to persons other than existing shareholders, (d) preparation and distribution of advertising material and sales literature, (e) commission payments, and principal and interest expenses associated with the financing of commission payments, made by the Principal Underwriter in connection with the sale of Shares and (f) conducting public relations efforts such as seminars; (ii) to enable the Principal Underwriter or others to receive, pay or to have paid to others who have sold Shares, or who provide services to holders of Shares, a maintenance or other fee in respect of services provided to holders of Shares, at such intervals as the Principal Underwriter or such others may determine, in respect of Shares previously sold and remaining outstanding during the period in respect of which such fee is or has been paid; and/or (iii) to compensate the Principal Underwriter or such others for their efforts in respect of sales of Shares since inception of the Plan or any predecessor plan. Appropriate adjustments shall be made to the payments made pursuant to this Section 2 to the extent necessary to ensure that no payment is made on behalf of any Fund with respect to Class B Shares in excess of any limit imposed on asset based, front end and deferred sales charges under any rule or regulations adopted by the National Association of Securities Dealers, Inc. (the "NASD Rules"). In addition, to the extent any amounts paid hereunder fall within the definition of an "asset based sales charge" under said NASD Rules such payments shall be limited to 0.75 of 1% of the aggregate net asset value of the Shares on an annual basis and, to the extent that any such payments are made in respect of "shareholder services" as that term is defined in the NASD Rules, such payments shall be limited to 0.25 of 1% of the aggregate net asset value of the Shares on an annual basis and shall only be made in respect of shareholder services rendered during the period in which such amounts are accrued.

         Section 3. This Plan shall not take effect with respect to any Fund until it has been approved by votes of a majority of (a) the Trustees of the Trust, and (b) those Trustees of the Trust who are not "interested persons" (as defined in the 1940 Act) and who have no direct or indirect financial interest in the operation of this Plan or any agreements of the Trust related hereto or any other person related to this Plan ("Disinterested Trustees"), cast in person at a meeting called for the purpose of voting on this Plan. In addition, any agreement related to this Plan and entered into by the Trust on behalf of the Fund in connection therewith shall not take effect until it has been approved by votes of a majority of (a) the Board of Trustees of the Trust, and (c) the Disinterested Trustees of the Trust.

         Section 4. Unless sooner terminated pursuant to Section 6, this Plan shall continue in effect for a period of one year from the date it takes effect and thereafter shall continue in effect for additional periods that shall not exceed one year so long as such continuance is specifically approved by votes of a majority of both (a) the Board of Trustees of the Trust and (b) the Disinterested Trustees of the Trust, cast in person at a meeting called for the purpose of voting on this Plan, provided that payments for services heretofore provided or for reimbursement of expenses theretofore incurred or accrued prior to termination of this Plan in accordance with Section 2 may be continued by the Fund to the extent provided for in Section 6, below, as applicable.

         Section 5. Any person authorized to direct the disposition of monies paid or payable pursuant to this Plan or any related agreement shall provide to the Trust's Board and the Board shall review at least quarterly a written report of the amounts so expended and the purposes for which such expenditures were made.

         Section 6. Payments with respect to services provided by the Principal Underwriter or others pursuant to Section 2, above, shall be authorized hereunder, whether or not this Plan has been otherwise terminated, if such payments are for services theretofore provided or for reimbursement of expenses theretofore incurred or accrued prior to termination of this Plan in other respects and if such payment is or has been so approved by the Board, including the Disinterested Trustees, or agreed to on behalf of the Fund with such approval, all subject to such specific implementation as the Board, including the Disinterested Trustees, may approve; provided that, at the time any such payment is made, whether or not this Plan has been otherwise terminated, the making of such payment will not cause the limitation upon such payments set forth in Section 2 to be exceeded. Without limiting the generality of the foregoing, the Trust on behalf of any Fund may pay to, or on the order of, any person who has served from time to time as Principal Underwriter amounts for distribution services pursuant to a principal underwriting agreement or otherwise. Any such principal underwriting agreement may, but need not, provide that such Principal Underwriter may be paid for distribution services to Class B Shares and/or other specified classes of shares of any Fund (together the "B-Class-of-Shares"), a fee which may be designated a Distribution Fee and may be paid at a rate per annum up to .75 % of the average daily net asset value of such B-Class-of-Shares of the Fund and may, but need not, also provide: (i) that a Principal Underwriter will be deemed to have fully earned its "Allocable Portion" of the Distribution Fee upon the sale of the Commission Shares (as defined in the Allocation Schedule) taken into account in determining its Allocable Portion; (ii) that the Fund's obligation to pay such Principal Underwriter its Allocable Portion of the Distribution Fee shall be absolute and unconditional and shall not be subject to dispute, offset, counterclaim or any defense whatsoever (it being understood that such provision is not a waiver of the Fund's right to pursue such Principal Underwriter and enforce such claims against the assets of such Principal Underwriter other than its right to its Allocable Portion of the Distribution Fee and CDSCs (as defined below); (iii) that the Fund's obligation to pay such Principal Underwriter its Allocable Portion of the Distribution Fee shall not be changed or terminated except to the extent required by any change in applicable law, including without limitation, the 1940 Act, the Rules promulgated thereunder by the Securities and Exchange Commission and the Business Conduct Rules of the National Association of Securities Dealers, Inc., in each case enacted or promulgated after May 5, 1997, or in connection with a "Complete Termination" (as hereinafter defined); (iv) that the Trust on behalf of any Fund will not waive or change any contingent deferred sales charge ("CDSC") in respect of the Distributor's Allocable Portion thereof, except as provided in the Fund's prospectus or statement of additional information without the consent of the Principal Underwriter or any assignee of such Principal Underwriter's rights to its Allocable Portion; (v) that the termination of the Principal Underwriter, the principal underwriting agreement or this Plan will not terminate such Principal Underwriter's rights to its Allocable Portion of the CDSCs; and (vi) that any Principal Underwriter may assign its rights to its Allocable Portion of the Distribution Fee and CDSCs (but not such Principal Underwriter's obligations to the Fund under its principal underwriting agreement) to raise funds to make expenditures described in Section 2 above and in connection therewith, and upon receipt of notice of such assignment, the Trust on behalf of any Fund shall pay to the assignee such portion of the Principal Underwriter's Allocable Portion of the Distribution Fee and CDSCs so assigned. For purposes of such principal underwriting agreement, the term Allocable Portion of Distribution Fee as applied to any Principal Underwriter may mean the portion of the Distribution Fee allocable to Distributor Shares in accordance with the "Allocation Schedule" attached to such Principal Underwriter's principal underwriting agreement. For purposes of such principal underwriting agreement, the term Allocable Portion of CDSCs as applied to any Principal Underwriter may mean the portion of the CDSCs allocable to Distributor Shares in accordance with the Allocation Schedule attached to such Principal Underwriter's principal underwriting agreement. For purposes of such principal underwriting agreement, the term "Complete Termination" may mean a termination of this Plan involving the cessation of payments of the Distribution Fee thereunder, the cessation of payments of distribution fees pursuant to every other Rule 12b-1 plan of the Fund for every existing or future B-Class-of-Shares and the cessation of the offering by the Fund of existing or future B-Class-of-Shares, which conditions shall be deemed to be satisfied when they are first complied with and so long thereafter as they are complied with prior to the earlier of (i) the date upon which all of the B Shares which are Distributor Shares pursuant to the Allocation Schedule shall have been redeemed or converted or (ii) a specified date, after either of which times such conditions need no longer be complied with. For purposes of such principal underwriting agreement, the term "B-Class-of-Shares" may mean the B Class of Shares of the Fund and each other class of shares of the Fund hereafter issued which would be treated as "Shares" under such Allocation Schedule or which has economic characteristics substantially similar to those of the B Class of Shares taking into account the total sales charge, CDSC or other similar charges borne directly or indirectly by the holder of the shares of such classes.

         The parties may agree that the existing C Class of Shares of the Fund does not have substantially similar economic characteristics to the B Classes of Shares taking into account the total sales charge, CDSC or other similar charges borne directly or indirectly by the holder of such shares. For purposes of clarity the parties to such principal underwriting agreement may state that they intend that a new installment load class of shares which may be authorized by amendments to Rule 6(c)-10 under the 1940 Act will not be considered to be a B-Class-of-Shares if it has economic characteristics substantially similar to the economic characteristics of the existing C Class of Shares taking into account the total sales charge, CDSC or other similar charges borne directly or indirectly by the holder of such shares and will not be considered to be a B-Class-of-Shares if it has economic characteristics substantially similar to the economic characteristics of the existing C Class of shares of the Fund taking into account the total sales charge, CDSC or other similar charges borne directly or indirectly by the holder of such shares. For purposes of such principal underwriting agreement, "Allocation Schedule" may mean a schedule which shall be approved by Trustees (as defined below) in connection with their required approval of such principal underwriting agreement as assigning to each Principal Underwriter of Shares the portion of the total Distribution Fee payable by the Trust on behalf of each Fund under such principal underwriting agreement which has been earned by such Principal Underwriter to the extent necessary so that the continued payments thereof if such Principal Underwriter ceases to serve in that capacity does not penalize the Fund by requiring the Trust on behalf of such Fund to pay for services that have not been earned.

         Section 7. This Plan may be terminated at any time with respect to any Fund by vote of a majority of the Disinterested Trustees, or by vote of a majority of the Shares of such Fund, provided that payments for services theretofore provided or for reimbursement of expenses theretofore incurred or accrued prior to termination of this Plan in accordance with Section 2 may be continued by the Fund to the extent provided for in Section 6, above, as applicable.

         Section 8. Any agreement of the Trust, with respect to any Fund, related to this Plan shall be in writing and shall provide:

         A. That such agreement may be terminated with respect to any Fund at any time without payment of any penalty, by vote of a majority of the Disinterested Trustees or by a vote of a majority of the outstanding Shares of such Fund on not more than sixty days written notice to any other party to the agreement; and

         B. That such agreement shall terminate automatically in the event of its assignment.

         Section 9. This Plan may not be amended to increase materially the amount of distribution expenses provided for in Section 2 with respect to a Fund unless such amendment is approved by a vote of at least a majority (as defined in the 1940 Act) of the outstanding Shares of such Fund, and no material amendment to this Plan shall be made unless approved by votes of a majority of
(a) the Board of Trustees of the Trust, and (c) the Disinterested Trustees of the Trust, cast in person at a meeting called for the purpose of voting on such amendment.

Effective Date: May 15, 2000

                                                         Date: April 1, 2003

                                    EXHIBIT A


                       EVERGREEN SELECT FIXED INCOME TRUST
                         Evergreen Adjustable Rate Fund
                            Evergreen Core Bond Fund
                   Evergreen Intermediate Municipal Bond Fund
                         Evergreen Limited Duration Fund
                        Evergreen Short Intermediate Fund
                     (formerly Evergreen Fixed Income Fund)

                EXHIBIT (m)(4) -- Distribution Plan for Class C
                     Shares (Evergreen Adjustable Rate Fund,
                Evergreen Core Bond Fund, Evergreen Intermediate
                Municipal Bond Fund, Evergreen Short Intermediate
                       Bond Fund (formerly Evergreen Fixed
                Income Fund) and Evergreen Limited Duration Fund)

                       DISTRIBUTION PLAN OF CLASS C SHARES
                       EVERGREEN SELECT FIXED INCOME TRUST

         SECTION 1. The Evergreen Select Fixed Income Trust (the "Trust") individually and/or on behalf of its series (the "Fund") referred to in Exhibit A to this Rule 12b-1 Plan of Distribution (the "Plan") may act as the distributor of securities which are issued in respect of the Fund's Class C shares ("Shares"), pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the "1940 Act") according to the terms of this Plan.

         SECTION 2. The Trust on behalf of each Fund may expend daily amounts at an annual rate of 1.00% of the average daily net asset value of the Shares. Such amounts may be expended to finance activity which is principally intended to result in the sale of Shares including, without limitation, expenditures consisting of payments to a principal underwriter of the Fund ("Principal Underwriter") or others in order (i) to make payments to the Principal Underwriter or others of sales commissions, other fees or other compensation for services provided or to be provided, to enable payments to be made by the Principal Underwriter or others for any activity primarily intended to result in the sale of Shares, to pay interest expenses associated with payments in connection with the sale of Shares and to pay any expenses of financing permitted by this clause (i); (ii) to enable the Principal Underwriter or others to receive, pay or to have paid to others who have sold Shares, or who provide services to holders of Shares, a service fee, maintenance or other fee in respect of such services, at such intervals as the Principal Underwriter or such others may determine, in respect of Shares previously sold and remaining outstanding during the period in respect of which such fee is or has been paid; and/or (iii) to compensate the Principal Underwriter or others for efforts (including without limitation any financing of payments under (i) and (ii) for the sale of shares) in respect of sales of Shares since inception of the Plan or any predecessor plan. Appropriate adjustments shall be made to the payments made pursuant to this Section 2 to the extent necessary to ensure that no payment is made by the Trust on behalf of any Fund with respect to the Class in excess of the applicable limit imposed on asset based, front end and deferred sales charges under subsection (d) of Rule 2830 of the Business Conduct Rules of the National Association of Securities Dealers Regulation, Inc. (The "NASDR"). In addition, to the extent any amounts paid hereunder fall within the definition of an "asset based sales charge" under said NASDR Rule, such payments shall be limited to 0.75 of 1% of the aggregate net asset value of the Shares on an annual basis and, to the extent that any such payments are made in respect of "shareholder services" as that term is defined in the NASDR Rule, such payments shall be limited to 0.25 of 1% of the aggregate net asset value of the Shares on an annual basis and shall only be made in respect of shareholder services rendered during the period in which such amounts are accrued.

         SECTION 3. This Plan shall not take effect until it has been approved together with any related agreements by votes of a majority of both (a) the Board of Trustees of the Trust and (b) those Trustees of the Trust who are not "interested persons" of the Trust (as said term is defined in the 1940 Act) and who have no direct or indirect financial interest in the operation of this Plan or any agreements of the Fund or any other person related to this Plan (the "Rule 12b-1 Trustees"), cast in person at a meeting called for the purpose of voting on this Plan or such agreements.

         SECTION 4. Unless sooner terminated pursuant to Section 6 hereof, this Plan shall continue in effect for a period of one year from the date it takes effect and thereafter shall continue in effect so long as such continuance is specifically approved at least annually in the manner provided for approval of this Plan in Section 3 hereof.

         SECTION 5. Any person authorized to direct the disposition of monies paid or payable by the Trust on behalf of each Fund pursuant to this Plan or any related agreement shall provide to the Trust's Board of Trustees and the Board shall review at least quarterly a written report of the amounts so expended and the purposes for which such expenditures were made.

         SECTION 6. This Plan may be terminated with respect to any Fund at any time by vote of a majority of the Rule 12b-1 Trustees or by vote of a majority of such Fund's outstanding Shares.

         SECTION 7. Any agreement of the Fund related to this Plan shall be in writing, and shall provide as follows:

         (a) that such agreement may be terminated at any time, without payment of any penalty, by vote of a majority of the Rule 12b-1 Trustees or by a vote of a majority of such Fund's outstanding Shares on not more than sixty days written notice to any other party to the agreement; and

         (b) that such agreement shall terminate automatically in the event of its assignment.

         SECTION 8. This Plan may not be amended to increase materially the amount of distribution expenses provided for in Section 2 hereof unless such amendment is approved by a vote of at least a majority (as defined in the 1940
Act) of each Fund's outstanding Shares, and no material amendment to this Plan shall be made unless approved in the manner provided for in Section 3 hereof.

Effective Date:  May 15, 2000

                                    EXHIBIT A

                                                           As of April 1, 2003

                         EVERGREEN SELECT FIXED INCOME TRUST
                         Evergreen Adjustable Rate Fund
                            Evergreen Core Bond Fund
                   Evergreen Intermediate Municipal Bond Fund
                         Evergreen Limited Duration Fund
                        Evergreen Short Intermediate Fund
                     (formerly Evergreen Fixed Income Fund)

                                  COVER LETTER

                                                               April 1, 2003


EDGAR Operations Branch
Division of Investment Management
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

     Re:  Evergreen Select Fixed Income Trust
          Evergreen Intermediate Municipal Bond Fund (the "Fund") Post-Effective Amendment No. 22 to Registration Statement on Form N-1A, Nos: 333-36019/811-08365

Ladies and Gentlemen:

     On behalf of the Evergreen Select Fixed Income Trust, a Delaware statutory trust, (the "Registrant"), we submit for filing with this letter, Post-Effective Amendment No. 22 to the Registration Statement on Form N-1A (the "Amendment") pursuant to the Securities Act of 1933, as amended (the "1933 Act"), and the Investment Company Act of 1940, as amended.

     This  Amendment  is being filed  pursuant to Rule 485(b) under the 1933 Act
(i) for the purpose of adding Classes A, B and C to the Fund, an existing series of the Registrant, and (ii) to make such other non-material changes as the Registrant may deem appropriate.

     To my knowledge, the Amendment does not contain disclosures that would render it ineligible to become effective pursuant to Rule 485(b).

     If you have any questions or would like further information, please call me at (617) 210-3682.

                                                 Sincerely yours,

                                                 /s/ Maureen E. Towle

                                                 Maureen E. Towle


Enclosure